UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

1301 Avenue of the Americas (6th Ave.)

28th Floor

New York, NY 10019

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

(800) 851-0511

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

The unaudited cost basis of investments for federal income tax purposes at July 31, 2018 was as follows*:

Direxion All Cap Insider Sentiment Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
COMMON STOCKS - 99.8%
Accommodation - 1.4%
7,098	Marriott Vacations Worldwide Corp. (a)	$845,443
74,262	Penn National Gaming, Inc. (b)	2,380,097
		3,225,540
Administrative and Support Services - 2.7%
255,950	Cross Country Healthcare, Inc. (b)	3,002,294
47,320	Paychex, Inc.	3,266,026
		6,268,320
Apparel Manufacturing - 2.2%
234,807	Hanesbrands, Inc. (a)	5,226,804
Broadcasting (except Internet) - 2.0%
134,041	Comcast Corp. Class A	4,795,987
Building Material and Garden Equipment and Supplies Dealers - 1.4%
16,970	Fastenal Co.	966,102
12,377	The Home Depot, Inc.	2,444,705
		3,410,807
Chemical Manufacturing - 11.6%
44,200	AbbVie, Inc.	4,076,566
6,371	Alexion Pharmaceuticals, Inc. (b)	847,088
66,039	Bristol-Myers Squibb Co.	3,879,791
32,491	Celgene Corp. (b)	2,927,114
131,740	CF Industries Holdings, Inc.	5,851,891
62,694	Church & Dwight Co., Inc.	3,504,595
42,018	LyondellBasell Industries N.V. Class A (Netherlands)	4,655,174
17,170	Nektar Therapeutics (b)	903,142
46,978	Rayonier Advanced Materials, Inc.	847,483
		27,492,844
Clothing and Clothing Accessories Stores - 2.3%
192,687	Abercrombie & Fitch Co. Class A	4,564,755
9,585	Ross Stores, Inc.	838,017
		5,402,772
Computer and Electronic Product Manufacturing - 4.3%
52,643	Advanced Micro Devices, Inc. (a)(b)	964,946
16,077	Intel Corp.	773,304
52,542	Micron Technology, Inc. (b)	2,773,692
49,484	NetApp, Inc.	3,836,000
9,975	Qorvo, Inc. (b)	815,556
2,960	Roper Technologies, Inc.	893,624
		10,057,122
Construction of Buildings - 2.1%
8,377	Dycom Industries, Inc. (b)	746,893
15,365	Lennar Corp. Class A	803,129
270	NVR, Inc. (b)	745,046

97,141	PulteGroup, Inc.	2,767,547
		5,062,615
Credit Intermediation and Related Activities - 13.5%
25,675	Ameriprise Financial, Inc.	3,740,077
111,021	Citizens Financial Group, Inc.	4,416,415
35,457	Comerica, Inc.	3,437,202
256,402	KeyCorp	5,351,110
69,964	PacWest Bancorp	3,513,592
299,814	People’s United Financial, Inc.	5,465,609
2,800	SVB Financial Group (b)	862,064
89,000	Wells Fargo & Co.	5,098,810
		31,884,879
Food and Beverage Stores - 0.4%
34,935	Core-Mark Holding Co., Inc.	844,728
Food Services and Drinking Places - 4.1%
1,824	Chipotle Mexican Grill, Inc. (b)	790,996
28,475	Darden Restaurants, Inc.	3,045,117
2,940	Domino’s Pizza, Inc.	772,220
46,872	Red Robin Gourmet Burgers, Inc. (b)	2,217,046
52,073	The Cheesecake Factory, Inc. (a)	2,917,650
		9,743,029
Funds, Trusts, and Other Financial Vehicles - 0.3%
10,487	HealthEquity, Inc. (b)	791,769
Furniture and Home Furnishings Stores - 0.3%
5,986	RH (a)(b)	813,258
Furniture and Related Product Manufacturing - 1.0%
39,467	Patrick Industries, Inc. (b)	2,417,354
General Merchandise Stores - 0.7%
8,320	Dollar General Corp.	816,608
9,714	Dollar Tree, Inc. (b)	886,694
		1,703,302
Insurance Carriers and Related Activities - 13.4%
15,136	American International Group, Inc.	835,659
82,325	Cincinnati Financial Corp.	6,226,240
41,916	Kemper Corp.	3,344,897
45,700	Lincoln National Corp.	3,112,170
132,885	MetLife, Inc.	6,078,160
25,487	Molina Healthcare, Inc. (b)	2,652,942
90,324	Progressive Corp.	5,420,343
29,451	Reinsurance Group of America, Inc.	4,167,316
		31,837,727
Leather and Allied Product Manufacturing - 1.1%
23,223	Deckers Outdoor Corp. (b)	2,620,251
Machinery Manufacturing - 0.7%
27,903	Actuant Corp.	796,631
13,083	Belden, Inc. (a)	847,124
		1,643,755
Management of Companies and Enterprises - 1.7%
50,712	City Holding Co. (a)	4,081,302

Merchant Wholesalers, Durable Goods - 0.7%
3,747	Huntington Ingalls Industries, Inc.	873,238
25,398	LKQ Corp. (b)	851,341
		1,724,579
Miscellaneous Manufacturing - 0.7%
3,371	Becton, Dickinson & Co.	843,997
4,759	Stryker Corp.	776,907
		1,620,904
Miscellaneous Store Retailers - 2.0%
1,925,287	Office Depot, Inc.	4,832,470
Motor Vehicle and Parts Dealers - 1.3%
10,720	CarMax, Inc. (b)	800,570
29,372	Murphy USA, Inc. (b)	2,327,437
		3,128,007
Nonmetallic Mineral Product Manufacturing - 1.6%
72,411	Apogee Enterprises, Inc.	3,675,582
Oil and Gas Extraction - 2.1%
17,610	Apache Corp.	810,060
29,334	Carrizo Oil & Gas, Inc. (b)	826,632
18,549	Devon Energy Corp.	834,890
6,624	EOG Resources, Inc.	854,099
14,842	EQT Corp.	737,351
4,449	Pioneer Natural Resources Co.	842,062
		4,905,094
Paper Manufacturing - 2.5%
123,959	Domtar Corp.	5,977,303
Performing Arts, Spectator Sports, and Related Industries - 0.3%
10,708	Activision Blizzard, Inc.	786,181
Petroleum and Coal Products Manufacturing - 4.5%
6,580	Chevron Corp.	830,857
60,811	HollyFrontier Corp.	4,535,284
54,183	Marathon Petroleum Corp.	4,379,612
24,625	Murphy Oil Corp.	819,027
		10,564,780
Primary Metal Manufacturing - 0.7%
17,480	Steel Dynamics, Inc.	823,133
23,324	United States Steel Corp.	849,694
		1,672,827
Professional, Scientific, and Technical Services - 0.7%
5,840	Salesforce.com, Inc. (b)	800,956
7,466	Verisk Analytics, Inc. Class A (b)	825,889
		1,626,845

Publishing Industries (except Internet) - 1.1%
3,341	Adobe Systems, Inc. (b)	817,476
15,441	Bottomline Technology, Inc. (b)	832,270
8,181	Microsoft Corp.	867,840
		2,517,586
Rail Transportation - 0.8%
12,682	CSX Corp.	896,364
5,328	Norfolk Southern Corp.	900,432
		1,796,796
Real Estate - 4.2%
63,214	American Assets Trust, Inc.	2,429,314
127,384	HCP, Inc.	3,299,245
42,774	Mid-America Apartment Communities, Inc.	4,310,764
		10,039,323
Specialty Trade Contractors - 0.4%
17,304	Comfort Systems USA, Inc.	961,237
Transportation Equipment Manufacturing - 3.5%
545,661	Ford Motor Co.	5,478,437
18,529	Polaris Industries, Inc.	1,953,327
6,534	United Technologies Corp.	886,925
		8,318,689
Truck Transportation - 0.4%
42,611	Heartland Express, Inc.	817,705
Utilities - 3.2%
67,678	Dominion Resources, Inc.	4,853,189
34,490	Southwest Gas Holdings, Inc.	2,697,118
		7,550,307
Wood Product Manufacturing - 1.9%
165,690	Louisiana-Pacific Corp.	4,460,375
	TOTAL COMMON STOCKS
	(Cost $236,522,829)	$236,300,755

SHORT TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
867,783	Dreyfus Government Cash Management, 1.81% (c)(d)	$867,783
91	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76%(c)	91
	TOTAL SHORT TERM INVESTMENTS (Cost $867,874)	$867,874

	TOTAL INVESTMENTS (Cost $237,390,703) - 100.2%	$237,168,629
	Liablities in Excess of Other Assets - (0.2)%	(357,446)
	TOTAL NET ASSETS - 100.0%	$236,811,183

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.

(a)	A portion of this security represents a security on loan.
(b)	Non-income producing security.
(c)	Represents annualized seven-day yield at July 31, 2018.
(d)	All or a portion of this security represents an investment of securities lending collateral.

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Schedule of Investments (Unaudited)
July 31, 2018

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	53,986,070
TOTAL NET ASSETS - 100.0%	$53,986,070

Percentages are stated as a percent of net assets.

(a)	$1,395,048 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)
July 31, 2018

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Cotton No. 2	12/20/2018	119	$5,330,605	$23,205	$599,142
Gasoline RBOB	11/29/2018	55	4,477,242	(69,069)	146,290
NY Harbor Ultra-Low Sulfur Diesel	2/27/2019	71	6,427,403	(113,018)	198,891
SRW Wheat	3/18/2019	156	4,584,450	46,800	266,715
WTI Crude Oil	6/30/2019	68	4,424,760	(64,600)	(42,545)
			$25,244,460	$(176,682)	$1,168,493

All futures contracts held by Direxion BCS FUND LTD, a wholly owned subsidiary of the Direxion Auspice Broad Commodity Strategy ETF.

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 0.9%
14,122	Marriott International, Inc. Class A	$1,805,357
Administrative and Support Services - 3.9%
14,058	Automatic Data Processing, Inc.	1,897,689
917	Booking Holdings, Inc. (a)	1,860,336
28,105	Paychex, Inc.	1,939,807
22,989	PayPal Holdings, Inc. (a)	1,888,317
		7,586,149
Air Transportation - 0.9%
45,860	American Airlines Group, Inc.	1,813,304
Amusement, Gambling, and Recreation Industries - 1.0%
11,318	Wynn Resorts Ltd.	1,887,616
Apparel Manufacturing - 1.1%
10,298	Cintas Corp.	2,105,735
Beverage and Tobacco Product Manufacturing - 2.0%
34,751	Monster Beverage Corp. (a)	2,085,755
15,110	PepsiCo, Inc.	1,737,650
		3,823,405
Broadcasting (except Internet) - 4.0%
6,603	Charter Communications, Inc. (a)	2,011,142
57,887	Comcast Corp. Class A	2,071,197
91,010	Qurate Retail, Inc. (a)	1,937,603
258,747	Sirius XM Holdings, Inc. (b)	1,816,404
		7,836,346
Building Material and Garden Equipment and Supplies Dealers - 1.1%
37,226	Fastenal Co.	2,119,276
Chemical Manufacturing - 11.8%
16,134	Alexion Pharmaceuticals, Inc. (a)	2,145,177
20,101	BioMarin Pharmaceutical, Inc. (a)	2,021,357
25,113	Celgene Corp. (a)	2,262,430
27,927	Gilead Sciences, Inc.	2,173,558
8,611	IDEXX Laboratories, Inc. (a)	2,109,092
6,793	Illumina, Inc. (a)	2,203,377
26,516	Incyte Corp. (a)	1,764,375
50,295	Mylan NV (a)	1,876,506
6,218	Regeneron Pharmaceuticals, Inc. (a)	2,288,286
12,131	Shire PLC ADR (United Kingdom)	2,069,670
12,654	Vertex Pharmaceuticals, Inc. (a)	2,215,083
		23,128,911
Clothing and Clothing Accessories Stores - 1.0%
23,041	Ross Stores, Inc.	2,014,475
Computer and Electronic Product Manufacturing - 15.2%
19,318	Analog Devices, Inc.	1,857,232
10,388	Apple, Inc.	1,976,733
7,264	BROADCOM, Inc.	1,610,937
44,317	Cisco Systems, Inc.	1,874,166
48,506	Hologic, Inc. (a)	2,081,392
35,585	Intel Corp.	1,711,638
31,862	Maxim Integrated Products, Inc.	1,948,043
19,228	Microchip Technology, Inc.	1,796,472
33,687	Micron Technology, Inc. (a)	1,778,337
7,392	NVIDIA Corp. (a)	1,810,005
32,769	QUALCOMM, Inc.	2,100,165
33,564	Seagate Technology PLC	1,766,138

19,101	Skyworks Solutions, Inc.	1,806,573
16,927	Texas Instruments, Inc.	1,884,314
24,332	Western Digital Corp.	1,706,890
27,931	Xilinx, Inc.	2,012,987
		29,722,022
Data Processing, Hosting and Related Services - 1.0%
25,645	Fiserv, Inc. (a)	1,935,685
Food Manufacturing - 2.1%
48,049	Mondelez International, Inc.	2,084,365
31,839	The Kraft Heinz Co.	1,918,300
		4,002,665
Food Services and Drinking Places - 0.9%
34,336	Starbucks Corp.	1,798,863
General Merchandise Stores - 2.1%
9,463	Costco Wholesale Corp.	2,069,653
22,287	Dollar Tree, Inc. (a)	2,034,357
		4,104,010
Health and Personal Care Stores - 3.0%
23,991	Express Scripts Holding Co. (a)	1,906,325
7,908	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,932,636
29,802	Walgreens Boots Alliance Inc.	2,015,211
		5,854,172
Machinery Manufacturing - 3.1%
39,772	Applied Materials, Inc.	1,934,112
9,132	ASML Holding NV ADR (Netherlands)	1,954,248
10,992	Lam Research Corp.	2,095,515
		5,983,875
Merchant Wholesalers, Durable Goods - 2.1%
26,760	Henry Schein, Inc. (a)	2,125,011
17,378	KLA-Tencor Corp.	2,040,525
		4,165,536
Miscellaneous Manufacturing - 4.2%
5,402	Align Technology, Inc. (a)	1,926,623
43,638	Dentsply Sirona, Inc.	2,099,424
21,484	Hasbro, Inc.	2,140,021
4,003	Intuitive Surgical, Inc. (a)	2,034,285
		8,200,353
Motion Picture and Sound Recording Industries - 1.8%
5,008	Netflix, Inc. (a)	1,689,949
16,135	Take-Two Interactive Software, Inc. (a)	1,823,578
		3,513,527
Motor Vehicle and Parts Dealers - 1.1%
6,937	O’Reilly Automotive, Inc. (a)	2,122,722
Nonstore Retailers - 3.0%
1,148	Amazon.com, Inc. (a)	2,040,501
50,428	eBay, Inc. (a)	1,686,817
6,456	MercadoLibre, Inc.	2,213,827
		5,941,145
Other Information Services - 4.8%
845	Alphabet, Inc. Class A (a)	1,037,001
849	Alphabet, Inc. Class C (a)	1,033,454
7,189	Baidu, Inc. ADR China (a)	1,776,977
10,009	Facebook, Inc. (a)	1,727,353
33,219	Liberty Global PLC Class A (a)	937,772
34,154	Liberty Global PLC Class C (a)	926,940
7,698	NetEase.com, Inc. ADR (China)	1,986,084
		9,425,581
Performing Arts, Spectator Sports, and Related Industries - 1.8%
25,335	Activision Blizzard, Inc.	1,860,096
13,368	Electronic Arts, Inc. (a)	1,721,130

		3,581,226
Professional, Scientific, and Technical Services - 6.2%
10,596	Amgen, Inc.	2,082,644
6,434	Biogen Inc. (a)	2,151,337
43,560	Cadence Design Systems, Inc. (a)	1,920,560
31,701	Cerner Corp. (a)	1,967,998
24,307	Cognizant Technology Solutions Corp. Class A	1,981,021
17,849	Verisk Analytics, Inc. Class A (a)	1,974,456
		12,078,016
Publishing Industries (except Internet) - 12.0%
7,790	Adobe Systems, Inc. (a)	1,906,057
14,207	Autodesk, Inc. (a)	1,824,747
52,618	CA, Inc.	2,326,242
19,620	Check Point Software Technologies Ltd. (a)	2,210,585
18,345	Citrix Systems, Inc. (a)	2,017,400
37,920	Ctrip.com International Ltd. ADR (China) (a)	1,560,408
9,387	Intuit, Inc.	1,917,201
19,594	Microsoft Corp.	2,078,531
92,254	Symantec Corp.	1,865,376
21,653	Synopsys, Inc. (a)	1,936,428
21,961	Twenty-First Century Fox, Inc. Class A	988,245
22,002	Twenty-First Century Fox, Inc. Class B	977,329
15,318	WORKDAY, Inc. (a)(b)	1,899,738
		23,508,287
Rail Transportation - 1.1%
29,429	CSX Corp.	2,080,042
Support Activities for Transportation - 1.1%
15,796	Expedia, Inc. (b)	2,114,137
Telecommunications - 2.8%
44,988	JD.com, Inc. ADR (China) (a)	1,613,269
32,687	T-Mobile US, Inc. (a)	1,961,220
79,274	Vodafone Group PLC ADR (United Kingdom)	1,946,177
		5,520,666
Transportation Equipment Manufacturing - 1.9%
30,640	PACCAR, Inc.	2,013,661
5,472	Tesla Motors, Inc. (a)(b)	1,631,422
		3,645,083
Truck Transportation - 0.9%
15,065	J.B. Hunt Transport Services, Inc.	1,806,294
	TOTAL COMMON STOCKS (Cost $169,469,523)	$195,224,481

SHORT TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
3,430,105	Dreyfus Government Cash Management, 1.81%(c)(d)	$3,430,105
	TOTAL SHORT TERM INVESTMENTS (Cost $3,430,105)	$3,430,105

	TOTAL INVESTMENTS (Cost $172,899,628) - 101.6%	$198,654,586
	Liabilities in Excess of Other Assets - (1.6)%	(3,137,395)
	TOTAL NET ASSETS - 100.0%	$195,517,191

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Non-income producing security.

(b)   A portion of this security represents a security on loan.

(c)   Represents annualized seven-day yield at July 31, 2018.

(d)   All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Zacks MLP High Income Index Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 99.1%
Merchant Wholesalers, Nondurable Goods - 7.1%
163,650	NGL Energy Partners LP	$2,021,077
75,226	Sunoco LP (a)	2,007,782
		4,028,859
Mining (except Oil and Gas) - 8.1%
117,288	Alliance Resource Partners LP (a)	2,389,743
134,865	SunCoke Energy Partners LP	2,178,070
		4,567,813
Nonstore Retailers - 8.5%
75,692	Crestwood Equity Partners LP	2,713,558
89,501	Suburban Propane Partners LP (a)	2,128,334
		4,841,892
Oil and Gas Extraction - 12.4%
48,778	Andeavor Logistics LP	2,221,350
77,129	Enterprise Products Partners LP (a)	2,236,741
56,873	Williams Partners LP	2,560,991
		7,019,082
Petroleum and Coal Products Manufacturing - 4.8%
120,361	CVR Refining LP (a)	2,744,231
Pipeline Transportation - 43.5%
49,825	Buckeye Partners LP	1,728,429
56,315	DCP Midstream Partners LP	2,504,891
144,868	Enable Midstream Partners LP (a)	2,652,533
195,670	Enbridge Energy Partners LP	2,199,331
114,882	Energy Transfer Partners LP	2,407,927
70,631	Holly Energy Partners LP (a)	2,188,148
58,595	MPLX LP	2,134,616
88,054	Plains All American Pipeline LP	2,181,978
58,068	Spectra Energy Partners LP (a)	2,146,774
135,747	Summit Midstream Partners LP	2,355,211
43,075	Western Gas Partners LP	2,202,425
		24,702,263
Real Estate - 4.3%
31,777	Icahn Enterprises LP (a)	2,449,371
Support Activities for Mining - 3.5%
116,565	Black Stone Minerals LP (a)	1,999,090
Water Transportation - 6.9%
87,167	GasLog Partners LP	2,192,250
103,199	Golar LNG Partners LP (a)	1,693,496
		3,885,746
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $53,504,359)	$56,238,347

SHORT TERM INVESTMENTS - 17.8%
Money Market Funds - 17.8%
10,129,995	Dreyfus Government Cash Management, 1.81% (b)(c)	$10,129,995
	TOTAL SHORT TERM INVESTMENTS (Cost $10,129,995)	$10,129,995

	TOTAL INVESTMENTS (Cost $63,634,354) - 116.9%	$66,368,342
	Liabilities in Excess of Other Assets - (16.9)%	(9,596,691)
	TOTAL NET ASSETS - 100.0%	$56,771,651

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) A portion of this security represents a security on loan.

(b) Represents annualized seven-day yield at July 31, 2018.

(c) All or a portion of this security represents an investment of securities lending collateral.

Direxion Daily CSI 300 China A Share Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 22.5%
Money Market Funds - 22.5%
6,634,972	Dreyfus Government Cash Management, 1.81% (a)	$6,634,972
17,907,563	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	17,907,563
1,370,269	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.79% (a)	1,370,269
	TOTAL SHORT TERM INVESTMENTS (Cost $25,912,804) (b)	$25,912,804

	TOTAL INVESTMENTS (Cost $25,912,804) - 22.5%	$25,912,804
	Other Assets in Excess of Liabilities - 77.5%	89,394,056
	TOTAL NET ASSETS - 100.0%	$115,306,860

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,912,804.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.1010% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Bank of America Merrill Lynch	12/6/2018	674,294	$21,129,747	$3,261,970
(2.5138)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Citibank N.A.	12/7/2018	217,433	6,609,963	665,821
(2.0138)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Credit Suisse International	12/17/2018	682,647	18,013,934	(93,493)
(2.5138)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	7/17/2019	1,327,205	35,423,102	165,936
(2.5138)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	7/17/2019	1,081,907	27,605,528	(1,118,084)
(0.9138)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Morgan Stanley Capital Services	7/26/2019	202,197	5,456,205	93,057
(2.5138)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	8/21/2019	165,539	4,296,305	(94,781)
					$118,534,784	$2,880,426

Direxion Daily S&P 500® Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.4%
Money Market Funds - 23.4%
2,696,277	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)(b)	$2,696,277
	TOTAL SHORT TERM INVESTMENTS (Cost $2,696,277)	$2,696,277

	TOTAL INVESTMENTS (Cost $2,696,277) - 23.4%	$2,696,277
	Other Assets in Excess of Liabilities - 76.6%	8,804,768
	TOTAL NET ASSETS - 100.0%	$11,501,045

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,696,277.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.4063% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/17/2018	4,084	$10,839,306	$(647,939)

Direxion Daily Total Bond Market Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 20.5%
Money Market Funds - 20.5%
653,794	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	$653,794
	TOTAL SHORT TERM INVESTMENTS (Cost 653,794) (b)	$653,794

	TOTAL INVESTMENTS (Cost $653,794) - 20.5%	$653,794
	Other Assets in Excess of Liabilities - 79.5%	2,543,008
	TOTAL NET ASSETS - 100.0%	$3,196,802

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $653,794.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.6363% representing 1 month LIBOR rate + spread	Total return of iShares Core U.S. Aggregate Bond ETF	Credit Suisse International	12/17/2018	30,141	$3,207,056	$(2,923)

Direxion Daily 7-10 Year Treasury Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.7%
Money Market Funds - 17.7%
53,526	Dreyfus Government Cash Management, 1.81% (a)	$53,526
203,376	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	203,376
	TOTAL SHORT TERM INVESTMENTS (Cost $256,902) (b)	$256,902

	TOTAL INVESTMENTS (Cost $256,902) - 17.7%	$256,902
	Other Assets in Excess of Liabilities - 82.3%	1,196,821
	TOTAL NET ASSETS - 100.0%	$1,453,723

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $256,902.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.3563% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Deutsche Bank AG London	12/6/2018	7,660	$794,433	$8,546
1.1763% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/6/2018	6,623	701,964	22,706
					$1,496,397	$31,252

Direxion Daily 20+ Year Treasury Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 14.1%
Money Market Funds - 14.1%
885,440	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)(b)	$885,440
	TOTAL SHORT TERM INVESTMENTS (Cost $885,440)	$885,440

	TOTAL INVESTMENTS (Cost $885,440) - 14.1%	$885,440
	Other Assets in Excess of Liabilities - 85.9%	5,375,464
	TOTAL NET ASSETS - 100.0%	$6,260,904

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $885,440.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.1163% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/17/2018	52,305	$6,258,667	$(24,632)

PortfolioPlus Developed Markets ETF
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.4%
557,000	Vanguard FTSE Developed Markets ETF	$24,441,160
	TOTAL INVESTMENT COMPANIES (Cost $25,003,642)	$24,441,160

SHORT TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
14	Fidelity Investments Money Market Government Portfolio, 1.80% (a)	$14
	TOTAL SHORT TERM INVESTMENTS (Cost $14)	$14

	TOTAL INVESTMENTS (Cost $25,003,656) - 99.4% (b)	$24,441,174
	Other Assets in Excess of Liabilities - 0.6%	141,672
	TOTAL NET ASSETS - 100.0%	$24,582,846

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,096,716.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Developed Markets ETF	2.2363% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	143,286	$6,400,713	$(79,556)

PortfolioPlus Emerging Markets ETF
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.9%
790,059	Schwab Emerging Markets Equity ETF (a)	$21,299,990
	TOTAL INVESTMENT COMPANIES (Cost $23,019,434)	$21,299,990

SHORT TERM INVESTMENTS - 10.7%
Money Market Funds - 10.7%
2,288,000	Dreyfus Government Cash Management, 1.81% (b)(c)	$2,288,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,288,000)	$2,288,000

	TOTAL INVESTMENTS (Cost $25,307,434) - 110.6% (d)	$23,587,990
	Liabilities in Excess of Other Assets - (10.6)%	(2,261,648)
	TOTAL NET ASSETS - 100.0%	$21,326,342

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) A portion of this security represents a security on loan.

(b) Represents annualized seven-day yield at July 31, 2018.

(c) All or a portion of this security represents an investment of securities lending collateral.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,410,400.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of FTSE Emerging Index	2.2363% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	198,737	$5,497,853	$(169,569)

PortfolioPlus S&P 500® ETF
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.7%
284,240	iShares Core S&P 500 ETF	$80,519,507
	TOTAL INVESTMENT COMPANIES (Cost $73,350,321)	$80,519,507

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
45,799	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	$45,799
	TOTAL SHORT TERM INVESTMENTS (Cost $45,799)	$45,799

	TOTAL INVESTMENTS (Cost $73,396,120) - 99.8% (b)	$80,565,306
	Other Assets in Excess of Liabilities - 0.2%	168,968
	TOTAL NET ASSETS - 100.0%	$80,734,274

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,170,509.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.2363% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	7,243	$19,382,772	$993,596

PortfolioPlus S&P® Mid Cap ETF
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.8%
135,075	iShares Core S&P Mid-Cap ETF	$26,758,358
	TOTAL INVESTMENT COMPANIES (Cost $25,369,561)	$26,758,358

	TOTAL INVESTMENTS (Cost $25,369,561) - 99.8% (a)	$26,758,358
	Other Assets in Excess of Liabilities - 0.2%	65,251
	TOTAL NET ASSETS - 100.0%	$26,823,609

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) All or a portion of this security has been pledged as collateral for swap contracts. Total value of security segregated amounted to $26,104,628.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	2.2363% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	3,412	$6,468,800	$291,473

PortfolioPlus S&P® Small Cap ETF
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.5%
95,080	iShares Core S&P Small-Cap ETF	$8,192,093
	TOTAL INVESTMENT COMPANIES (Cost $7,376,757)	$8,192,093

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
17,576	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	$17,576
	TOTAL SHORT TERM INVESTMENTS (Cost $17,576)	$17,576

	TOTAL INVESTMENTS (Cost $7,394,333) - 99.7% (b)	$8,209,669
	Other Assets in Excess of Liabilities - 0.3%	25,793
	TOTAL NET ASSETS - 100.0%	$8,235,462

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $6,138,813.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P SmallCap 600® Index	2.2863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	2,004	$2,068,692	$30,999

PortfolioPlus Total Bond Market ETF
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.9%
235,000	iShares Core U.S. Aggregate Bond ETF	$24,924,100
	TOTAL INVESTMENT COMPANIES (Cost $25,017,119)	$24,924,100

SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
1,937	Fidelity Investments Money Market Government Portfolio, 1.80% (a)	$1,937
	TOTAL SHORT TERM INVESTMENTS (Cost $1,937)	$1,937

	TOTAL INVESTMENTS (Cost $25,019,056) - 99.9% (b)	$24,926,037
	Other Assets in Excess of Liabilities - 0.1%	17,650
	TOTAL NET ASSETS - 100.0%	$24,943,687

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)  Less than 0.05%.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $24,814,674.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares Core U.S. Aggregate Bond ETF	2.2363% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	58,981	$6,277,723	$(12,007)

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 12.4%
306,430	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$8,120,395
	TOTAL INVESTMENT COMPANIES (Cost $8,609,554)	$8,120,395

SHORT TERM INVESTMENTS - 82.0%
Money Market Funds - 82.0%
17,453,876	Dreyfus Government Cash Management, 1.81% (b)(c)	$17,453,876
28,326,987	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (b)	28,326,987
2,022,192	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.79% (b)	2,022,192
	TOTAL SHORT TERM INVESTMENTS (Cost $47,803,055) (d)	$47,803,055

	TOTAL INVESTMENTS (Cost $56,412,609) - 94.4%	$55,923,450
	Other Assets in Excess of Liabilities - 5.6%	9,725,315
	TOTAL NET ASSETS - 100.0%	$65,648,765

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at July 31, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $41,754,315.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.9138)% representing 1 month LIBOR rate + spread	Morgan Stanley Capital Services	12/11/2018	202,197	$6,173,075	$(704,859)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	1.3010% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/14/2018	674,294	21,542,269	(3,737,638)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.5738)% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	1,176,932	33,677,258	(2,426,443)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.3138)% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	217,433	6,729,551	(785,265)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.3138)% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	1,163,876	35,509,857	(4,449,678)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.3138)% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	139,262	4,366,737	(640,389)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.3138)% representing 1 month LIBOR rate + spread	BNP Paribas	6/19/2019	267,044	8,134,842	(1,019,996)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.3138)% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	80,413	2,192,779	(56,732)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.3138)% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	726,765	18,818,426	469,896
					$137,144,794	$(13,351,104)

Direxion Daily CSI China Internet Index Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 1.3%
21,653	KraneShares CSI China Internet ETF	$1,208,671
	TOTAL INVESTMENT COMPANIES (Cost $1,405,908)	$1,208,671

SHORT TERM INVESTMENTS - 56.2%
Money Market Funds - 56.2%
28,343,739	Dreyfus Government Cash Management, 1.81% (a)	$28,343,739
23,522,398	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	23,522,398
	TOTAL SHORT TERM INVESTMENTS (Cost $51,866,137)	$51,866,137

	TOTAL INVESTMENTS (Cost $53,272,045) - 57.5% (b)	$53,074,808
	Other Assets in Excess of Liabilities - 42.5%	39,133,720
	TOTAL NET ASSETS - 100.0%	$92,208,528

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $52,533,409.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	3.0314% representing 1 month LIBOR rate + spread	Credit Suisse International	1/9/2019	1,648,291	$92,370,227	$(367,148)
Total return of KraneShares CSI China Internet ETF	2.7314% representing 1 month LIBOR rate + spread	Citibank N.A.	1/11/2019	1,633,842	91,560,506	(366,867)
					$183,930,733	$(734,015)

Direxion Daily High Yield Bear 2X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 42.6%
Money Market Funds - 42.6%
1,589,718	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)(b)	$1,589,718
	TOTAL SHORT TERM INVESTMENTS (Cost $1,589,718)	$1,589,718

	TOTAL INVESTMENTS (Cost $1,589,718) - 42.6%	$1,589,718
	Other Assets in Excess of Liabilities - 57.4%	2,139,433
	TOTAL NET ASSETS - 100.0%	$3,729,151

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $1,589,718.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.0863% representing 1 month LIBOR rate + spread	Total return of SPDR Bloomberg Barclays High Yield Bond ETF	Credit Suisse International	12/17/2018	207,521	$7,447,969	$(130,507)

Direxion Daily MSCI European Financials Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 65.1%
295,202	iShares MSCI Europe Financials ETF	$6,237,618
	TOTAL INVESTMENT COMPANIES (Cost $6,617,798)	$6,237,618

SHORT TERM INVESTMENTS - 22.1%
Money Market Funds - 22.1%
2,020,445	Dreyfus Government Cash Management, 1.81% (a)	$2,020,445
101,685	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	101,685
	TOTAL SHORT TERM INVESTMENTS (Cost $2,122,130)	$2,122,130

	TOTAL INVESTMENTS (Cost $8,739,928) - 87.2% (b)	$8,359,748
	Other Assets in Excess of Liabilities - 12.8%	1,227,607
	TOTAL NET ASSETS - 100.0%	$9,587,355

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $4,657,730.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Europe Financials ETF	2.5863% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	132,145	$2,796,180	$58,757
Total return of iShares MSCI Europe Financials ETF	2.5363% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	480,164	10,101,751	202,433
					$12,897,931	$261,190

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 98.0%
25,045	iShares Core S&P 500 ETF	$7,094,748
	TOTAL INVESTMENT COMPANIES (Cost $6,386,950)	$7,094,748

SHORT TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
95,358	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	$95,358
	TOTAL SHORT TERM INVESTMENTS (Cost $95,358)	$95,358

	TOTAL INVESTMENTS (Cost $6,482,308) - 99.3% (b)	$7,190,106
	Other Assets in Excess of Liabilities - 0.7%	51,714
	TOTAL NET ASSETS - 100.0%	$7,241,820

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $4,552,769.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.5063% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2018	33	$93,146	$(1,496)
Total return of S&P 500® Index	2.5863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	2,591	6,906,548	374,752
					$6,999,694	$373,256

Direxion Daily Silver Miners Index Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 27.9%
45,939	Global X Silver Miners ETF	$1,273,889
	TOTAL INVESTMENT COMPANIES (Cost $1,467,080)	$1,273,889

SHORT TERM INVESTMENTS - 42.3%
Money Market Funds - 42.3%
596,340	Dreyfus Government Cash Management, 1.81% (a)	$596,340
1,332,431	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	1,332,431
	TOTAL SHORT TERM INVESTMENTS (Cost $1,928,771)	$1,928,771

	TOTAL INVESTMENTS (Cost $3,395,851) - 70.2% (b)	$3,202,660
	Other Assets in Excess of Liabilities - 29.8%	1,360,957
	TOTAL NET ASSETS - 100.0%	$4,563,617

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $3,202,660.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Global X Silver Miners ETF	2.4863% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	50,322	$1,507,049	$(123,012)
Total return of Global X Silver Miners ETF	2.6363% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	232,887	6,731,041	(291,030)
					$8,238,090	$(414,042)

Direxion Daily Small Cap Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 96.2%
22,725	iShares Russell 2000 ETF	$3,769,396
	TOTAL INVESTMENT COMPANIES (Cost $3,296,488)	$3,769,396

SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
3	Dreyfus Government Cash Management, 1.81% (a)	$3
12,502	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	12,502
	TOTAL SHORT TERM INVESTMENTS (Cost $12,505)	$12,505

	TOTAL INVESTMENTS (Cost $3,308,993) - 96.5% (b)	$3,781,901
	Other Assets in Excess of Liabilities - 3.5%	138,418
	TOTAL NET ASSETS - 100.0%	$3,920,319

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $3,495,775.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	2.3663% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	1,705	$2,509,878	$329,523
Total return of Russell 2000® Index	1.9863% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/20/2018	732	1,221,467	403
					$3,731,345	$329,926

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 55.5%
198,218	iShares Core S&P Mid-Cap ETF	$39,266,986
	TOTAL INVESTMENT COMPANIES (Cost $37,194,515)	$39,266,986

SHORT TERM INVESTMENTS - 27.9%
Money Market Funds - 27.9%
11,624,864	Dreyfus Government Cash Management, 1.81% (a)	$11,624,864
8,134,385	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	8,134,385
	TOTAL SHORT TERM INVESTMENTS (Cost $19,759,249)	$19,759,249

	TOTAL INVESTMENTS (Cost $56,953,764) - 83.4% (b)	$59,026,235
	Other Assets in Excess of Liabilities - 16.6%	11,686,108
	TOTAL NET ASSETS - 100.0%	$70,712,343

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $59,026,235.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	2.5310% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/6/2018	11,123	$21,337,529	$646,771
Total return of S&P MidCap 400® Index	2.3363% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	38,034	72,088,908	3,250,236
Total return of S&P MidCap 400® Index	2.4163% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	20,224	37,117,310	2,920,085
Total return of S&P MidCap 400® Index	2.4063% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	17,731	35,291,479	(132,848)
					$165,835,226	$6,684,244

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 67.3%
Money Market Funds - 67.3%
262,506	Dreyfus Government Cash Management, 1.81% (a)	$262,506
3,215,458	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	3,215,458
	TOTAL SHORT TERM INVESTMENTS (Cost $3,477,964) (b)	$3,477,964

	TOTAL INVESTMENTS (Cost $3,477,964) - 67.3%	$3,477,964
	Other Assets in Excess of Liabilities - 32.7%	1,693,570
	TOTAL NET ASSETS - 100.0%	$5,171,534

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $3,477,964.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.9863% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	Deutsche Bank AG London	12/6/2018	327	$635,769	$(12,447)
2.1663% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	Credit Suisse International	12/17/2018	6,668	13,056,962	(170,482)
1.9563% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	BNP Paribas	1/16/2019	823	1,552,729	(78,949)
					$15,245,460	$(261,878)

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 73.9%
2,400,742	SPDR® S&P 500® ETF Trust	$680,082,193
	TOTAL INVESTMENT COMPANIES (Cost $648,026,196)	$680,082,193

SHORT TERM INVESTMENTS - 14.1%
Money Market Funds - 14.1%
39,517,388	Dreyfus Government Cash Management, 1.81% (a)	$39,517,388
90,011,085	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	90,011,085
	TOTAL SHORT TERM INVESTMENTS (Cost $129,528,473)	$129,528,473

	TOTAL INVESTMENTS (Cost $777,554,669) - 88.0% (b)	$809,610,666
	Other Assets in Excess of Liabilities - 12.0%	110,741,609
	TOTAL NET ASSETS - 100.0%	$920,352,275

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $809,610,666.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.3810% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	56,510	$158,039,963	$883,020
Total return of S&P 500® Index	2.5063% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	448,352	1,205,875,244	55,112,542
Total return of S&P 500® Index	2.5363% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	106,438	280,417,297	18,929,060
Total return of S&P 500® Index	2.5363% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	17,976	47,950,502	2,607,542
Total return of S&P 500® Index	2.5363% representing 1 month LIBOR rate + spread	BNP Paribas	6/19/2019	7,241	19,795,711	564,117
Total return of S&P 500® Index	2.5363% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	4,367	12,301,198	(2,460)
					$1,724,379,915	$78,093,821

Direxion Daily S&P 500® Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 54.8%
Money Market Funds - 54.8%
4,568,831	Dreyfus Government Cash Management, 1.81% (a)	$4,568,831
158,004,537	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	158,004,537
	TOTAL SHORT TERM INVESTMENTS (Cost $162,573,368) (b)	$162,573,368

	TOTAL INVESTMENTS (Cost $162,573,368) - 54.8%	$162,573,368
	Other Assets in Excess of Liabilities - 45.2%	133,982,753
	TOTAL NET ASSETS - 100.0%	$296,556,121

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $162,573,368.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.181% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/4/2018	6,075	$16,583,255	$(508,119)
2.2863% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/18/2018	309,829	839,078,160	(32,738,174)
					$855,661,415	$(33,246,293)

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 60.4%
2,876,183	iShares Russell 2000 ETF	$477,072,474
	TOTAL INVESTMENT COMPANIES (Cost $464,736,312)	$477,072,474

SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
158,302,391	Dreyfus Government Cash Management, 1.81% (a)	$158,302,391
73,857,897	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	73,857,897
	TOTAL SHORT TERM INVESTMENTS (Cost $232,160,288)	$232,160,288

	TOTAL INVESTMENTS (Cost $696,896,600) - 89.8% (b)	$709,232,762
	Other Assets in Excess of Liabilities - 10.2%	80,654,957
	TOTAL NET ASSETS - 100.0%	$789,887,719

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $704,197,612.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	2.201% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/7/2018	222,052	$335,778,781	$33,894,589
Total return of Russell 2000® Index	2.5363% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	302,069	465,334,645	37,765,305
Total return of Russell 2000® Index	2.3663% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	86,052	128,577,210	14,726,835
Total return of Russell 2000® Index	2.1863% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/21/2018	58,950	94,900,142	3,394,080
Total return of Russell 2000® Index	2.3963% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	241,627	405,046,790	(1,648,518)
Total return of Russell 2000® Index	1.9863% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	162,003	247,933,442	22,038,768
Total return of Russell 2000® Index	1.9863% representing 1 month LIBOR rate + spread	BNP Paribas	2/20/2019	60,000	90,124,361	9,938,198
					$1,767,695,371	$120,109,257

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.2%
Money Market Funds - 79.2%
141,790,355	Dreyfus Government Cash Management, 1.81% (a)	$141,790,355
117,376,443	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	117,376,443
	TOTAL SHORT TERM INVESTMENTS (Cost $259,166,798) (b)	$259,166,798

	TOTAL INVESTMENTS (Cost $259,166,798) - 79.2%	$259,166,798
	Other Assets in Excess of Liabilities - 20.8%	67,960,459
	TOTAL NET ASSETS - 100.0%	$327,127,257

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $259,166,798.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.3363% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/6/2018	151,880	$233,860,668	$(19,084,867)
1.8863% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Deutsche Bank AG London	12/6/2018	20,146	32,032,392	(1,581,515)
1.991% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/7/2018	220,968	333,537,358	(34,783,054)
2.0863% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/10/2018	50,329	83,519,294	(566,166)
2.1363% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/17/2018	24,063	37,089,304	(3,016,664)
1.7863% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	1/16/2019	120,000	183,701,972	(16,505,261)
					$903,740,988	$(75,537,527)

Direxion Daily EURO STOXX 50® Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 84.5%
76,767	SPDR® EURO STOXX 50® ETF	$3,070,680
	TOTAL INVESTMENT COMPANIES (Cost $3,067,813)	$3,070,680

SHORT TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
18,002	Dreyfus Government Cash Management, 1.81% (a)	$18,002
90,535	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	90,535
	TOTAL SHORT TERM INVESTMENTS (Cost $108,537)	$108,537

	TOTAL INVESTMENTS (Cost $3,176,350) - 87.5% (b)	$3,179,217
	Other Assets in Excess of Liabilities - 12.5%	456,591
	TOTAL NET ASSETS - 100.0%	$3,635,808

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $2,779,217.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of SPDR® EURO STOXX 50® ETF	2.6863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	190,762	$7,402,335	$217,364
Total return of SPDR® EURO STOXX 50® ETF	2.5768% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	9/3/2019	5,157	205,674	591
					$7,608,009	$217,955

Direxion Daily FTSE China Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 71.0%
4,842,732	iShares China Large-Cap ETF (a)	$211,239,970
	TOTAL INVESTMENT COMPANIES (Cost $225,448,235)	$211,239,970

SHORT TERM INVESTMENTS - 30.6%
Money Market Funds - 30.6%
10,341,526	Dreyfus Government Cash Management, 1.81% (b)(c)	$10,341,526
80,694,039	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (b)	80,694,039
	TOTAL SHORT TERM INVESTMENTS (Cost $91,035,565)	$91,035,565

	TOTAL INVESTMENTS (Cost $316,483,800) - 101.6% (d)	$302,275,535
	Liabilities in Excess of Other Assets - (1.6%)	(4,903,182)
	TOTAL NET ASSETS - 100.0%	$297,372,353

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at July 31, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $243,484,325.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	2.3363% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	5,357,071	$247,846,352	$(12,636,544)
Total return of iShares China Large-Cap ETF	2.2863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	10,252,342	464,583,986	(15,631,193)
					$712,430,338	$(28,267,737)

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.7%
Money Market Funds - 60.7%
1	Dreyfus Government Cash Management, 1.81% (a)	$1
38,399,111	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	38,399,111
	TOTAL SHORT TERM INVESTMENTS (Cost $38,399,112) (b)	$38,399,112

	TOTAL INVESTMENTS (Cost $38,399,112) - 60.7%	$38,399,112
	Other Assets in Excess of Liabilities - 39.3%	24,878,022
	TOTAL NET ASSETS - 100.0%	$63,277,134

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $38,399,112.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.9863% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/18/2018	1,798,072	$75,886,604	$(2,421,336)
1.9363% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Credit Suisse International	12/19/2018	2,553,930	108,077,768	(3,250,390)
					$183,964,372	$(5,671,726)

Direxion Daily FTSE Europe Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 49.2%
515,867	Vanguard FTSE Europe ETF	$29,940,920
	TOTAL INVESTMENT COMPANIES (Cost $31,282,551)	$29,940,920

SHORT TERM INVESTMENTS - 21.9%
Money Market Funds - 21.9%
6,102	Dreyfus Government Cash Management, 1.81% (a)	$6,102
13,343,889	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	13,343,889
	TOTAL SHORT TERM INVESTMENTS (Cost $13,349,991)	$13,349,991

	TOTAL INVESTMENTS (Cost $44,632,542) - 71.1% (b)	$43,290,911
	Other Assets in Excess of Liabilities - 28.9%	17,588,200
	TOTAL NET ASSETS - 100.0%	$60,879,111

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $41,553,484.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	2.5863% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2018	2,351,831	$135,098,193	$2,228,555
Total return of Vanguard FTSE Europe ETF	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	6/19/2019	5,106	$299,884	38,264
Total return of Vanguard FTSE Europe ETF	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	6/19/2019	174,458	$10,315,265	(31,065)
Total return of Vanguard FTSE Europe ETF	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	99,605	5,739,977	136,215
					$151,453,319	$2,371,969

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 57.3%
305,660	iShares Latin America 40 ETF	$10,062,328
	TOTAL INVESTMENT COMPANIES (Cost $10,475,647)	$10,062,328

SHORT TERM INVESTMENTS - 35.5%
Money Market Funds - 35.5%
2,755,822	Dreyfus Government Cash Management, 1.81% (a)	$2,755,822
3,477,896	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	3,477,896
	TOTAL SHORT TERM INVESTMENTS (Cost $6,233,718)	$6,233,718

	TOTAL INVESTMENTS (Cost $16,709,365) - 92.8% (b)	$16,296,046
	Other Assets in Excess of Liabilities - 7.2%	1,262,770
	TOTAL NET ASSETS - 100.0%	$17,558,816

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $16,296,046.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares Latin America 40 ETF	2.5863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	656,871	$22,169,638	$(465,773)
Total return of iShares Latin America 40 ETF	2.7363% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	236,774	8,755,903	(916,868)
Total return of iShares Latin America 40 ETF	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	6/19/2019	48,385	1,495,494	181,637
Total return of iShares Latin America 40 ETF	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	308,755	9,249,175	948,270
Total return of iShares Latin America 40 ETF	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	43,704	1,383,508	53,971
					$43,053,718	$(198,763)

Direxion Daily MSCI Brazil Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 48.3%
3,978,227	iShares MSCI Brazil Capped ETF	$143,613,995
	TOTAL INVESTMENT COMPANIES (Cost $147,328,750)	$143,613,995

SHORT TERM INVESTMENTS - 33.4%
Money Market Funds - 33.4%
30,684,941	Dreyfus Government Cash Management, 1.81% (a)	$30,684,941
68,515,847	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	68,515,847
	TOTAL SHORT TERM INVESTMENTS (Cost $99,200,789)	$99,200,788

	TOTAL INVESTMENTS (Cost $246,529,539) - 81.7% (b)	$242,814,783
	Other Assets in Excess of Liabilities - 18.3%	54,434,223
	TOTAL NET ASSETS - 100.0%	$297,249,006

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $231,182,460.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Brazil Capped ETF	2.581% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2018	244,342	$10,408,283	$(1,590,450)
Total return of iShares MSCI Brazil Capped ETF	2.5863% representing 1 month LIBOR rate + spread	Citibank N.A.	12/7/2018	4,016,534	133,097,508	11,612,333
Total return of iShares MSCI Brazil Capped ETF	2.5363% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	7,763,830	252,867,943	30,765,172
Total return of iShares MSCI Brazil Capped ETF	2.3863% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/4/2019	3,036,254	108,743,753	800,249
Total return of iShares MSCI Brazil Capped ETF	2.5363% representing 1 month LIBOR rate + spread	BNP Paribas	6/19/2019	3,912,510	137,279,925	5,607,566
Total return of iShares MSCI Brazil Capped ETF	2.5363% representing 1 month LIBOR rate + spread	BNP Paribas	6/19/2019	363,073	14,297,043	(920,575)
Total return of iShares MSCI Brazil Capped ETF	2.5363% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	1,387,752	45,860,496	4,832,666
					$702,554,951	$51,106,961

Direxion Daily MSCI Developed Markets Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 56.8%
222,663	iShares MSCI EAFE ETF	$15,337,028
	TOTAL INVESTMENT COMPANIES (Cost $15,972,430)	$15,337,028

SHORT TERM INVESTMENTS - 19.8%
Money Market Funds - 19.8%
71,339	Dreyfus Government Cash Management, 1.81% (a)	$71,339
5,257,404	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	5,257,404
	TOTAL SHORT TERM INVESTMENTS (Cost $5,328,743)	$5,328,743

	TOTAL INVESTMENTS (Cost $21,301,173) - 76.6% (b)	$20,665,771
	Other Assets in Excess of Liabilities - 23.4%	6,317,144
	TOTAL NET ASSETS - 100.0%	$26,982,915

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $20,665,771.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI EAFE ETF	2.5063% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	952,552	$65,179,281	$710,467

Direxion Daily MSCI Developed Markets Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 64.0%
Money Market Funds - 64.0%
23	Dreyfus Government Cash Management, 1.81% (a)	$23
4,880,306	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	4,880,306
	TOTAL SHORT TERM INVESTMENTS (Cost $4,880,329) (b)	$4,880,329

	TOTAL INVESTMENTS (Cost $4,880,329) - 64.0%	$4,880,329
	Other Assets in Excess of Liabilities - 36.0%	2,739,854
	TOTAL NET ASSETS - 100.0%	$7,620,183

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $4,880,329.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2263% representing 1 month LIBOR rate + spread	Total return of iShares MSCI EAFE ETF	Credit Suisse International	12/17/2018	331,890	$22,382,834	$(428,864)

Direxion Daily MSCI Emerging Markets Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 70.5%
4,354,232	iShares MSCI Emerging Markets ETF	$195,330,848
	TOTAL INVESTMENT COMPANIES (Cost $202,262,697)	$195,330,848

SHORT TERM INVESTMENTS - 29.6%
Money Market Funds - 29.6%
29,038,192	Dreyfus Government Cash Management, 1.81% (a)	$29,038,192
52,765,764	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	52,765,764
	TOTAL SHORT TERM INVESTMENTS (Cost $81,803,956)	$81,803,956

	TOTAL INVESTMENTS (Cost $284,066,653) - 100.1% (b)	$277,134,804
	Liabilities in Excess of Other Assets - (0.1%)	(132,975)
	TOTAL NET ASSETS - 100.0%	$277,001,829

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $253,503,363.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	2.2063% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	2,519,392	$116,414,306	$(3,430,951)
Total return of iShares MSCI Emerging Markets ETF	2.4863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	4,676,348	218,198,398	(8,464,344)
Total return of iShares MSCI Emerging Markets ETF	2.3263% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	2,850,603	130,342,166	(2,502,000)
Total return of iShares MSCI Emerging Markets ETF	1.9463% representing 1 month LIBOR rate + spread	BNP Paribas	6/19/2019	1,064,205	49,693,938	(1,678,158)
Total return of iShares MSCI Emerging Markets ETF	1.9463% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	882,500	38,662,785	1,032,632
Total return of iShares MSCI Emerging Markets ETF	1.9463% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	1,069,781	47,293,694	678,002
Total return of iShares MSCI Emerging Markets ETF	1.9463% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	1,107,850	49,751,248	(56,832)
					$650,356,535	$(14,421,651)

Direxion Daily MSCI Emerging Markets Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.2%
Money Market Funds - 60.2%
21,434,301	Dreyfus Government Cash Management, 1.81% (a)	$21,434,301
29,420,622	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	29,420,622
	TOTAL SHORT TERM INVESTMENTS (Cost $50,854,923) (b)	$50,854,923

	TOTAL INVESTMENTS (Cost $50,854,923) - 60.2%	$50,854,923
	Other Assets in Excess of Liabilities - 39.8%	33,668,560
	TOTAL NET ASSETS - 100.0%	$84,523,483

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $50,854,923.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.9863% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/20/2018	2,311,016	$102,873,941	$(921,309)
2.0863% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/20/2018	2,170,196	94,285,866	(2,935,940)
1.7363% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	6/19/2019	244,520	11,283,023	229,794
1.7363% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	8/21/2019	926,744	40,777,618	(350,938)
					$249,220,448	$(3,978,393)

Direxion Daily MSCI India Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 45.7%
1,438,648	iShares MSCI India ETF	$51,259,029
	TOTAL INVESTMENT COMPANIES (Cost $50,077,859)	$51,259,029

SHORT TERM INVESTMENTS - 19.3%
Money Market Funds - 19.3%
21,533,576	Dreyfus Government Cash Management, 1.81% (a)	$21,533,576
164,444	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	164,444
	TOTAL SHORT TERM INVESTMENTS (Cost $21,698,020)	$21,698,020

	TOTAL INVESTMENTS (Cost $71,775,879) - 65.0% (b)	$72,957,049
	Other Assets in Excess of Liabilities - 35.0%	39,259,381
	TOTAL NET ASSETS - 100.0%	$112,216,430

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $72,957,049.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI India ETF	2.7363% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	3,206,245	$107,667,881	$6,238,226
Total return of iShares MSCI India ETF	2.6363% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	4,653,957	157,419,221	8,108,053
Total return of iShares MSCI India ETF	2.5814% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	9/25/2019	149,705	5,335,056	(1,067)
					$270,422,158	$14,345,212

Direxion Daily MSCI Japan Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 76.2%
266,839	iShares MSCI Japan ETF	$15,618,087
	TOTAL INVESTMENT COMPANIES (Cost $16,238,915)	$15,618,087

SHORT TERM INVESTMENTS - 7.6%
Money Market Funds - 7.6%
1,554,084	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	$1,554,084
	TOTAL SHORT TERM INVESTMENTS (Cost $1,554,084)	$1,554,084

	TOTAL INVESTMENTS (Cost $17,792,999) - 83.8% (b)	$17,172,171
	Other Assets in Excess of Liabilities - 16.2%	3,328,281
	TOTAL NET ASSETS - 100.0%	$20,500,452

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $17,172,171.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Japan ETF	2.5863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	783,935	$46,016,625	$(254,021)

Direxion Daily MSCI Mexico Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 45.3%
48,568	iShares MSCI Mexico ETF (a)	$2,524,565
	TOTAL INVESTMENT COMPANIES (Cost $2,615,249)	$2,524,565

SHORT TERM INVESTMENTS - 49.4%
Money Market Funds - 49.4%
2,747,769	Dreyfus Government Cash Management, 1.81% (b)(c)	$2,747,769
3,882	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (b)	3,882
	TOTAL SHORT TERM INVESTMENTS (Cost $2,751,651)	$2,751,651

	TOTAL INVESTMENTS (Cost $5,366,900) - 94.7% (d)	$5,276,216
	Other Assets in Excess of Liabilities - 5.3%	291,360
	TOTAL NET ASSETS - 100.0%	$5,567,576

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at July 31, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $5,182,421.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Mexico Capped ETF	2.581% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	2/25/2019	211,080	$10,775,480	$192,760
Total return of iShares MSCI Mexico Capped ETF	2.0769% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	8/27/2019	61,683	3,201,717	3,513
					$13,977,197	$196,273

Direxion Daily MSCI South Korea Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 72.4%
232,637	iShares MSCI South Korea Capped ETF	$15,647,164
	TOTAL INVESTMENT COMPANIES (Cost $17,155,322)	$15,647,164

SHORT TERM INVESTMENTS - 26.5%
Money Market Funds - 26.5%
5,734,294	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	$5,734,294
	TOTAL SHORT TERM INVESTMENTS (Cost $5,734,294)	$5,734,294

	TOTAL INVESTMENTS (Cost $22,889,616) - 98.9% (b)	$21,381,458
	Other Assets in Excess of Liabilities - 1.1%	242,110
	TOTAL NET ASSETS - 100.0%	$21,623,568

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $21,381,458.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI South Korea Capped ETF	2.5863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	412,696	$29,852,530	$(2,222,935)
Total return of iShares MSCI South Korea Capped ETF	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	46,868	3,121,824	22,977
Total return of iShares MSCI South Korea Capped ETF	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	102,795	6,970,628	(72,358)
Total return of iShares MSCI South Korea Capped ETF	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	92,744	6,153,931	80,724
Total return of iShares MSCI South Korea Capped ETF	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	76,783	5,165,457	(1,033)
					$51,264,370	$(2,192,625)

Direxion Daily Russia Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 46.8%
3,515,977	VanEck VectorsTM Russia ETF	$76,718,618
	TOTAL INVESTMENT COMPANIES (Cost $77,387,966)	$76,718,618

SHORT TERM INVESTMENTS - 36.4%
Money Market Funds - 36.4%
24,639,657	Dreyfus Government Cash Management, 1.81% (a)	$24,639,657
35,113,154	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	35,113,154
	TOTAL SHORT TERM INVESTMENTS (Cost $59,752,811)	$59,752,811

	TOTAL INVESTMENTS (Cost $137,140,777) - 83.2% (b)	$136,471,429
	Other Assets in Excess of Liabilities - 16.8%	27,492,981
	TOTAL NET ASSETS - 100.0%	$163,964,410

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $136,471,429.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Russia ETF	2.6563% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	3,000,000	$64,213,258	$657,700
Total return of VanEck VectorsTM Russia ETF	2.8363% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	800,000	17,680,000	1,440,018
Total return of VanEck VectorsTM Russia ETF	2.9863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	6,377,466	135,603,155	2,901,138
Total return of VanEck VectorsTM Russia ETF	2.6663% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	6,148,338	131,979,840	1,980,424
Total return of VanEck VectorsTM Russia ETF	2.8363% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	1,500,000	30,546,108	4,026,861
Total return of VanEck VectorsTM Russia ETF	2.8363% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	500,000	11,647,329	(837,364)
Total return of VanEck VectorsTM Russia ETF	2.8363% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	700,000	14,870,974	306,374
					$406,540,664	$10,475,151

Direxion Daily Russia Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 87.9%
Money Market Funds - 87.9%
5,747,960	Dreyfus Government Cash Management, 1.81% (a)	$5,747,960
10,720,706	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	10,720,706
	TOTAL SHORT TERM INVESTMENTS (Cost $16,468,666)(b)	$16,468,666

	TOTAL INVESTMENTS (Cost $16,468,666) - 87.9%	$16,468,666
	Other Assets in Excess of Liabilities - 12.1%	2,274,903
	TOTAL NET ASSETS - 100.0%	$18,743,569

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $16,468,666.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.4163% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Deutsche Bank AG London	12/5/2018	531,841	$11,211,425	$(383,647)
2.0563% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Citibank N.A.	12/10/2018	500,000	10,180,000	(668,401)
2.5363% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Credit Suisse International	12/17/2018	1,145,240	23,710,190	(1,208,184)
2.6363% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	BNP Paribas	4/17/2019	400,000	7,988,000	(687,594)
					$53,089,615	$(2,947,826)

Direxion Daily Aerospace & Defense Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
COMMON STOCKS - 61.2%
Computer and Electronic Product Manufacturing - 13.9%
18,950	Aerojet Rocketdyne Holdings, Inc. (a)	$638,615
7,185	Cubic Corp.	489,298
9,036	Engility Holdings, Inc. (a)	312,646
10,321	Harris Corp.	1,702,449
7,345	L3 Technologies, Inc.	1,575,062
13,598	Mercury Systems, Inc. (a)	567,445
8,366	Northrop Grumman Corp.	2,513,899
13,466	Raytheon Co.	2,666,672
		10,466,086
Electrical Equipment, Appliance, and Component Manufacturing - 1.4%
10,966	Axon Enterprise, Inc. (a)	744,920
2,541	National Presto Industries, Inc. (b)	316,736
		1,061,656
Fabricated Metal Product Manufacturing - 2.0%
25,226	American Outdoor Brands Corp. (a)	238,890
14,415	BWX Technologies, Inc.	947,930
6,484	Sturm, Ruger & Co, Inc.	351,433
		1,538,253
Machinery Manufacturing - 0.8%
7,091	Esterline Technologies Corp. (a)	604,862
Merchant Wholesalers, Durable Goods - 2.8%
13,164	Hexcel Corp.	908,448
5,247	Huntington Ingalls Industries, Inc.	1,222,813
		2,131,261
Miscellaneous Manufacturing - 2.1%
22,635	Textron, Inc.	1,545,292
Primary Metal Manufacturing - 1.7%
57,624	Arconic, Inc.	1,249,865
Professional, Scientific, and Technical Services - 1.4%
4,881	Teledyne Technologies, Inc. (a)	1,070,989
Transportation Equipment Manufacturing - 35.1%
9,910	AAR Corp.	469,833
7,158	AeroVironment, Inc. (a)	526,900
9,430	Astronics Corp. (a)(b)	386,724
13,907	Boeing Co.	4,955,064
6,946	Curtiss-Wright Corp.	924,026
13,586	General Dynamics Corp.	2,713,939
12,743	HEICO Corp.	825,109
8,725	HEICO Corp. Class A	666,328
9,952	KLX, Inc. (a)	726,994
32,827	Kratos Defense & Security Solutions, Inc. (a)	424,125
10,190	Lockheed Martin Corp.	3,322,959
7,452	Moog, Inc. Class A	558,975
5,157	RBC Bearings, Inc. (a)	749,725
12,763	Rockwell Collins, Inc.	1,773,929
13,430	Spirit AeroSystems Holdings, Inc.	1,252,348
4,449	TransDigm Group, Inc.	1,670,778
18,672	Triumph Group, Inc.	389,311
27,960	United Technologies Corp.	3,795,290
27,445	Wesco Aircraft Holdings, Inc. (a)	327,968
		26,460,325

	TOTAL COMMON STOCKS (Cost $45,300,757)	$46,128,589

SHORT TERM INVESTMENTS - 13.2%
Money Market Funds - 13.2%
462,512	Dreyfus Government Cash Management, 1.81% (c)(d)	$462,512
9,524,422	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (c)	9,524,422
	TOTAL SHORT TERM INVESTMENTS (Cost $9,986,934)	$9,986,934

	TOTAL INVESTMENTS (Cost $55,287,691) - 74.4% (e)	$56,115,523
	Other Assets in Excess of Liabilities - 25.6%	19,286,864
	TOTAL NET ASSETS - 100.0%	$75,402,387

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at July 31, 2018.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $56,076,451.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.5363% representing 1 month LIBOR rate + spread	Citibank N.A.	12/6/2018	300	$7,692,389	$12,935
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.6863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	6,710	160,714,670	11,321,016
					$168,407,059	$11,333,951

Direxion Daily Energy Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 67.0%
3,644,868	Energy Select Sector SPDR® Fund	$281,092,220
	TOTAL INVESTMENT COMPANIES (Cost $275,332,907)	$281,092,220

SHORT TERM INVESTMENTS - 14.4%
Money Market Funds - 14.4%
60,511,372	Dreyfus Government Cash Management, 1.81% (a)	$60,511,372
195,089	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	195,089
	TOTAL SHORT TERM INVESTMENTS (Cost $60,706,461)	$60,706,461

	TOTAL INVESTMENTS (Cost $336,039,368) - 81.4% (b)	$341,798,681
	Other Assets in Excess of Liabilities - 18.6%	77,963,347
	TOTAL NET ASSETS - 100.0%	$419,762,028

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $299,043,662.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Energy Select Sector Index	2.631% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2018	100,000	$70,042,000	$7,914,008
Total return of Energy Select Sector Index	2.5763% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	102,262	78,354,060	3,914,064
Total return of Energy Select Sector Index	2.4863% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2018	450,000	317,871,409	32,912,705
Total return of Energy Select Sector Index	2.6163% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	284,853	217,422,680	3,889,129
Total return of Energy Select Sector Index	2.5363% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	320,000	213,593,600	35,544,432
					$897,283,749	$84,174,338

Direxion Daily Energy Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.0%
Money Market Funds - 69.0%
13,852,915	Dreyfus Government Cash Management, 1.81% (a)	$13,852,915
14,674,545	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	14,674,545
	TOTAL SHORT TERM INVESTMENTS (Cost $28,527,460)(b)	$28,527,460

	TOTAL INVESTMENTS (Cost $28,527,460) - 69.0%	$28,527,460
	Other Assets in Excess of Liabilities - 31.0%	12,791,981
	TOTAL NET ASSETS - 100.0%	$41,319,441

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,527,460.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.3663% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Deutsche Bank AG London	12/4/2018	71,810	$53,817,208	$(2,096,020)
2.2863% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Credit Suisse International	12/17/2018	87,494	66,967,385	(1,051,560)
					$120,784,593	$(3,147,580)

Direxion Daily Financial Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
COMMON STOCKS - 70.9%
Accommodation - 0.3%
179,782	Host Hotels & Resorts, Inc.	$3,764,635
49,299	Park Hotels & Resorts, Inc.	1,542,073
24,015	Wyndham Worldwide Corp.	1,107,572
		6,414,280
Administrative and Support Services - 5.7%
28,792	Broadridge Financial Solutions, Inc.	3,252,920
119,492	Colony Capital, Inc.	736,071
29,346	Equifax, Inc.	3,682,923
69,713	Iron Mountain, Inc.	2,447,623
40,919	Moody’s Corp.	7,002,059
64,117	Navient Corp.	846,986
291,965	PayPal Holdings, Inc. (a)	23,982,005
44,177	Total System Services, Inc.	4,043,963
45,161	TransUnion	3,269,656
439,409	Visa, Inc. Class A	60,084,787
		109,348,993
Amusement, Gambling, and Recreation Industries - 0.2%
38,999	Global Payments, Inc.	4,390,117

Credit Intermediation and Related Activities - 28.6%
105,761	Ally Financial, Inc.	2,830,164
174,192	American Express Co.	17,335,588
35,495	Ameriprise Financial, Inc.	5,170,557
41,499	Associated Banc-Corp	1,120,473
2,322,883	Bank of America Corp.	71,730,627
10,242	Bank of Hawaii Corp.	824,379
229,703	Bank of New York Mellon Corp.	12,282,219
29,776	Bank OZK	1,217,838
25,527	BankUnited, Inc.	991,979
191,333	BB&T Corp.	9,721,630
6,343	BOK Financial Corp. (b)	617,364
118,980	Capital One Financial Corp.	11,222,194
31,185	CIT Group, Inc.	1,650,622
626,938	Citigroup, Inc.	45,070,573
119,039	Citizens Financial Group, Inc.	4,735,371
42,059	Comerica, Inc.	4,077,199
23,284	Commerce Bancshares, Inc.	1,555,371
2,769	Credit Acceptance Corp. (a)	1,062,188
85,518	Discover Financial Services	6,106,840
35,432	East West Bancorp, Inc.	2,293,868
12,078	Euronet Worldwide, Inc. (a)	1,110,451
79,215	F.N.B. Corp.	1,016,328
80,991	Fidelity National Information Services, Inc.	8,352,602
168,269	Fifth Third Bancorp	4,979,080
1,933	First Citizens BancShares, Inc. Class A	786,383
16,801	First Hawaiian, Inc.	474,796
79,464	First Horizon National Corp.	1,421,611
39,400	First Republic Bank	3,895,084
21,866	FleetCor Technologies, Inc. (a)	4,744,922
268,930	Huntington Bancshares, Inc.	4,152,279
832,743	JPMorgan Chase & Co.	95,723,808
259,428	KeyCorp	5,414,262
35,573	M&T Bank Corp.	6,166,580
225,787	MasterCard, Inc. Class A	44,705,826
116,859	New York Community Bancorp, Inc.	1,258,571
50,916	Northern Trust Corp.	5,561,046
18,716	OneMain Holdings, Inc. (a)	622,307
30,756	PacWest Bancorp	1,544,566
84,915	People’s United Financial, Inc.	1,548,000
18,382	Pinnacle Financial Partners, Inc.	1,148,875
115,286	PNC Financial Services Group, Inc.	16,696,871

24,733	Popular, Inc.	1,227,499
16,311	Prosperity Bancshares, Inc.	1,144,217
275,657	Regions Financial Corp.	5,129,977
28,333	Santander Consumer USA Holdings, Inc.	545,127
13,274	Signature Bank (a)	1,456,291
106,753	SLM Corp. (a)	1,205,241
89,007	State Street Corp.	7,860,208
54,683	Sterling Bancorp	1,213,963
114,053	SunTrust Banks, Inc.	8,219,800
12,987	SVB Financial Group (a)	3,998,438
185,620	Synchrony Financial	5,371,843
28,736	Synovus Financial Corp.	1,420,133
40,424	TCF Financial Corp.	1,015,047
12,177	Texas Capital Bancshares, Inc. (a)	1,105,672
12,147	TFS Financial Corp.	184,877
377,852	U.S. Bancorp	20,029,935
53,775	Umpqua Holdings Corp.	1,145,408
22,412	Webster Financial Corp.	1,446,246
1,079,500	Wells Fargo & Co.	61,844,555
24,106	Western Alliance Bancorp (a)	1,367,292
113,105	Western Union Co.	2,280,197
13,686	Wintrust Financial Corp.	1,200,673
47,737	Zions Bancorp	2,468,003
		545,821,934
Data Processing, Hosting and Related Services - 0.8%
19,954	CoreLogic, Inc. (a)	971,760
9,099	Dun & Bradstreet Corp.	1,145,473
117,737	First Data Corp. (a)	2,738,563
100,588	Fiserv, Inc. (a)	7,592,382
10,127	WEX, Inc. (a)	1,922,307
		14,370,485
Forestry and Logging - 0.1%
31,632	Rayonier, Inc.	1,107,436

Funds, Trusts, and Other Financial Vehicles - 0.2%
103,289	AGNC Investment Corp.	2,011,037
45,694	Chimera Investmentt Corp.	872,755
		2,883,792
Insurance Carriers and Related Activities - 14.0%
187,740	Aflac, Inc.	8,737,420
3,622	Alleghany Corp.	2,279,216
86,208	Allstate Corp.	8,200,105
17,618	American Financial Group, Inc.	1,985,372
220,850	American International Group, Inc.	12,193,129
1,781	American National Insurance Co.	229,731
59,924	Aon PLC	8,602,090
95,057	Arch Capital Group Ltd. (a)	2,904,942
44,292	Arthur J. Gallagher & Co.	3,160,234
14,493	Aspen Insurance Holdings Ltd.	586,242
12,875	Assurant, Inc.	1,420,112
27,111	Assured Guaranty Ltd.	1,055,160
38,977	Athene Holding Ltd. (a)	1,787,875
33,782	AXA Equitable Holdings, Inc. (a)(b)	742,866
20,155	Axis Capital Holdings Ltd.	1,139,967
476,119	Berkshire Hathaway, Inc. Class B (a)	94,209,667
29,483	Brighthouse Financial, Inc. (a)	1,280,447
56,358	Brown & Brown, Inc.	1,649,035
113,889	Chubb Limited	15,912,571
37,693	Cincinnati Financial Corp.	2,850,722
6,940	CNA Financial Corp.	324,653
6,048	Erie Indemnity Co. Class A	751,404
9,920	Everest Re Group Ltd.	2,166,032
26,628	First American Financial Corp.	1,491,168
10,399	Hanover Insurance Group, Inc.	1,304,243
87,794	Hartford Financial Services Group, Inc.	4,626,744
53,618	Lincoln National Corp.	3,651,386
69,024	Loews Corp.	3,505,039
3,347	Markel Corp. (a)	3,915,990

124,623	Marsh & McLennan Companies, Inc.	10,388,573
6,690	Mercury General Corp.	344,067
212,097	MetLife, Inc.	9,701,317
69,487	Old Republic International Corp.	1,480,768
69,424	Principal Financial Group, Inc.	4,032,146
142,422	Progressive Corp.	8,546,744
103,136	Prudential Financial, Inc.	10,407,454
15,839	Reinsurance Group of America, Inc.	2,241,218
9,769	RenaissanceRe Holdings Ltd.	1,288,043
25,886	Torchmark Corp.	2,279,780
66,324	Travelers Companies, Inc.	8,631,405
51,425	Unum Group	2,043,115
41,401	Voya Financial, Inc.	2,091,579
23,313	W.R. Berkley Corp.	1,767,359
747	White Mountains Insurance Group Ltd.	682,033
32,332	Willis Towers Watson PLC	5,154,367
62,002	XL Group Ltd.	3,486,372
		267,229,902
Management of Companies and Enterprises - 0.1%
14,019	Cullen/Frost Bankers, Inc.	1,548,959

Merchant Wholesalers, Durable Goods - 0.1%
76,158	Jefferies Financial Group, Inc.	1,846,832

Professional, Scientific, and Technical Services - 0.7%
11,847	Alliance Data Systems Corp.	2,664,154
20,439	Lamar Advertising Co.	1,504,924
33,986	Outfront Media, Inc.	722,202
29,962	Extra Space Storage, Inc.	2,815,529
9,306	FactSet Research System, Inc.	1,873,856
18,889	Jack Henry & Associates, Inc.	2,544,348
21,686	LPL Investment Holdings, Inc.	1,437,565
		13,562,578
Publishing Industries (except Internet) - 0.3%
7,198	Fair Isaac Corp. (a)	1,450,109
70,213	Square, Inc. (a)	4,539,271
		5,989,380
Real Estate - 10.2%
25,001	Alexandria Real Estate Equities, Inc.	3,186,128
33,425	American Campus Communities, Inc.	1,378,781
63,429	American Homes 4 Rent	1,404,318
107,775	American Tower Corp.	15,976,566
284,206	Annaly Capital Management, Inc.	3,046,688
38,315	Apartment Investment & Management Co. Class A	1,634,135
53,160	Apple Hospitality REIT, Inc.	956,348
33,918	AvalonBay Communities, Inc.	5,998,398
37,927	Boston Properties, Inc.	4,760,976
43,091	Brandywine Realty Trust	710,571
74,013	Brixmor Property Group, Inc.	1,309,290
21,799	Camden Property Trust	2,018,369
77,998	CBRE Group, Inc. Class A (a)	3,884,300
29,035	Columbia Property Trust, Inc.	673,031
8,363	CoreSite Realty Corp.	937,492
25,058	Corporate Office Properties Trust	745,225
44,604	CubeSmart	1,354,177
23,112	DCT Industrial Trust, Inc.	1,545,499
37,455	DDR Corp.	513,133
50,451	Digital Realty Trust, Inc.	6,125,760
39,405	Douglas Emmett, Inc.	1,530,490
87,548	Duke Realty Corp.	2,549,398
33,077	Empire State Realty Trust, Inc.	551,394
18,093	EPR Properties	1,203,004
28,793	Equity Commonwealth (a)	928,286
20,749	Equity Lifestyle Properties, Inc.	1,887,952
88,128	Equity Residential	5,766,215
16,147	Essex Property Trust, Inc.	3,882,546
17,890	Federal Realty Investment Trust	2,245,195
52,242	Forest City Realty Trust, Inc.	1,304,483

49,464	Gaming & Leisure Properties, Inc.	1,796,533
152,651	GGP, Inc.	3,254,519
115,466	HCP, Inc.	2,990,569
50,043	Healthcare Trust of America, Inc. Class A	1,367,175
24,934	Highwoods Properties, Inc.	1,224,509
39,934	Hospitality Properties Trust	1,128,934
9,509	Howard Hughes Corp. (a)	1,288,945
37,826	Hudson Pacific Properties, Inc.	1,295,919
73,311	Invitation Homes, Inc.	1,694,217
25,148	JBG Smith Properties	917,902
11,119	Jones Lang LaSalle, Inc.	1,901,460
23,783	Kilroy Realty Corp.	1,734,970
99,787	Kimco Realty Corp.	1,665,445
36,189	Liberty Property Trust	1,551,061
11,235	Life Storage, Inc.	1,078,111
33,370	Macerich Co.	1,970,832
89,050	Medical Properties Trust, Inc.	1,283,211
97,426	MFA Financial, Inc.	784,279
27,843	Mid-America Apartment Communities, Inc.	2,806,018
37,578	National Retail Properties, Inc.	1,676,355
81,969	New Residential Investment Corp.	1,466,425
48,060	Omega Healthcare Investors, Inc. (b)	1,426,901
50,839	Paramount Group, Inc.	784,954
130,181	Prologis, Inc.	8,542,477
36,434	Public Storage	7,936,418
31,155	Realogy Holdings Corp. (b)	681,360
69,819	Realty Income Corp. (b)	3,893,806
37,271	Regency Centers Corp.	2,371,554
53,748	Retail Properties of America, Inc. Class A	674,537
3,737	Retail Value, Inc. (a)	123,471
57,686	Senior Housing Properties Trust	1,029,118
75,701	Simon Property Group, Inc.	13,339,273
20,987	SL Green Realty Corp.	2,163,970
104,979	Spirit Reality Capital, Inc.	878,674
62,624	Starwood Property Trust, Inc.	1,430,332
19,111	Sun Communities, Inc.	1,853,003
14,543	Taubman Centers, Inc.	902,393
60,244	Two Harbors Investment Corp.	933,782
65,139	UDR, Inc.	2,506,549
40,444	Uniti Group, Inc.	715,050
87,423	Ventas, Inc.	4,928,909
237,974	VEREIT, Inc.	1,815,742
66,943	VICI Properties, Inc.	1,362,290
42,324	Vornado Realty Trust	3,043,942
29,295	Weingarten Realty Investors	885,295
91,414	Welltower, Inc.	5,722,516
185,932	Weyerhaeuser Co.	6,355,156
25,961	WP Carey Inc.	1,697,330
13,646	Zillow Group, Inc. Class A (a)	769,225
27,982	Zillow Group, Inc. Class C (a)	1,558,597
		195,212,161
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 8.3%
13,282	Affiliated Managers Group	2,125,253
64,250	BGC Partners, Inc.	690,045
30,267	BlackRock, Inc.	15,217,037
27,449	CBOE Holdings, Inc.	2,666,121
295,182	Charles Schwab Corp.	15,071,993
83,451	CME Group, Inc.	13,278,723
64,885	E*TRADE Financial Corp. (a)	3,880,772
28,362	Eaton Vance Corp.	1,506,873
9,834	Evercore, Inc.	1,111,242
64,827	FNF Group	2,625,493
77,738	Franklin Resources, Inc.	2,667,968
86,982	Goldman Sachs Group, Inc.	20,652,136
17,242	Interactive Brokers Group, Inc. Class A	1,032,106
140,310	IntercontinentalExchange, Inc.	10,370,312
99,537	Invesco Ltd.	2,686,504
28,515	Lazard Ltd. Class A	1,548,365

20,563	Legg Mason, Inc.	701,815
9,010	MarketAxess Holdings, Inc.	1,745,868
306,658	Morgan Stanley	15,504,628
4,461	Morningstar, Inc.	588,852
21,605	MSCI, Inc. Class A	3,590,535
28,763	NASDAQ OMX Group, Inc.	2,628,938
32,216	Raymond James Financial, Inc.	2,950,663
61,727	S&P Global, Inc.	12,372,560
32,749	SEI Investments Co.	1,962,975
43,740	Store Capital Corp.	1,200,663
57,972	T. Rowe Price Group, Inc.	6,903,306
69,178	TD Ameritrade Holding Corp.	3,953,523
9,581	Virtu Financial, Inc.	193,057
71,719	Worldpay, Inc. (a)	5,894,585
		157,322,911
Telecommunications - 1.3%
101,739	Crown Castle International Corp.	11,275,733
24,051	CyrusOne, Inc.	1,489,238
19,466	Equinix, Inc.	8,551,025
27,941	SBA Communications Corp. (a)	4,421,663
		25,737,659
	TOTAL COMMON STOCKS (Cost $1,310,785,393)	$1,352,787,419

SHORT TERM INVESTMENTS - 23.8%
Money Market Funds - 23.8%
233,886,431	Dreyfus Government Cash Management, 1.81% (c)(d)	$233,886,431
219,819,295	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (c)	219,819,295
	TOTAL SHORT TERM INVESTMENTS (Cost $453,705,726)	$453,705,726

	TOTAL INVESTMENTS (Cost $1,764,491,119) - 94.7% (e)	$1,806,493,145
	Other Assets in Excess of Liabilities - 5.3%	100,412,365
	TOTAL NET ASSETS - 100.0%	$1,906,905,510

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at July 31, 2018.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,751,510,730.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 1000® Financial Services Index	2.7363% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	565,571	$1,007,125,137	$28,768,473
Total return of Russell 1000® Financial Services Index	2.8363% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	226,626	401,375,042	13,741,833
Total return of Russell 1000® Financial Services Index	2.7863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	684,457	1,223,010,527	30,920,395
Total return of Russell 1000® Financial Services Index	2.7363% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	654,882	1,162,351,325	37,131,260
Total return of Russell 1000® Financial Services Index	2.8363% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	166,771	298,124,314	7,345,891
Total return of Russell 1000® Financial Services Index	2.8363% representing 1 month LIBOR rate + spread	BNP Paribas	6/19/2019	50,000	91,132,973	448,018
Total return of Russell 1000® Financial Services Index	2.8363% representing 1 month LIBOR rate + spread	BNP Paribas	6/19/2019	6,910	12,685,386	(22,507)
Total return of Russell 1000® Financial Services Index	2.8363% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	25,000	45,126,899	691,721
					$4,240,931,603	$119,025,084

Direxion Daily Financial Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 51.6%
Money Market Funds - 51.6%
77,267,616	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)(b)	$77,267,616
	TOTAL SHORT TERM INVESTMENTS (Cost $77,267,616)	$77,267,616

	TOTAL INVESTMENTS (Cost $77,267,616) - 51.6%	$77,267,616
	Other Assets in Excess of Liabilities - 48.4%	72,535,543
	TOTAL NET ASSETS - 100.0%	$149,803,159

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $77,267,616.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.9863% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	UBS Securities LLC	12/18/2018	244,901	$438,167,900	$(11,071,886)

Direxion Daily Gold Miners Index Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 51.3%
34,493,019	VanEck Vectors™ Gold Miners ETF	$734,011,444
	TOTAL INVESTMENT COMPANIES (Cost $771,839,562)	$734,011,444

SHORT TERM INVESTMENTS - 48.5%
Money Market Funds - 48.5%
216,019,449	Dreyfus Government Cash Management, 1.81% (a)	$216,019,449
422,651,764	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	422,651,764
54,224,296	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.79% (a)	54,224,296
	TOTAL SHORT TERM INVESTMENTS (Cost $692,895,509)	$692,895,509

	TOTAL INVESTMENTS (Cost $1,464,735,071) - 99.8% (b)	$1,426,906,953
	Other Assets in Excess of Liabilities - 0.2%	2,868,371
	TOTAL NET ASSETS - 100.0%	$1,429,775,324

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,236,164,716.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Solactive Custom Gold Miners Index	3.0363% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	700,000	$425,159,000	$(32,438,631)
Total return of iShares MSCI Global Gold Miners ETF	3.0363% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	1,500,000	27,105,000	(2,225,469)
Total return of Solactive Custom Gold Miners Index	3.0063% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	350,000	212,047,500	(18,002,730)
Total return of iShares MSCI Global Gold Miners ETF	3.0063% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	1,425,000	25,707,000	(2,059,296)
Total return of iShares MSCI Global Gold Miners ETF	2.8363% representing 1 month LIBOR rate + spread	Citibank N.A.	12/5/2018	1,500,000	26,685,000	(1,758,786)
Total return of Solactive Custom Gold Miners Index	2.7863% representing 1 month LIBOR rate + spread	Morgan Stanley Capital Services	12/11/2018	320,000	191,068,800	(10,657,079)
Total return of VanEck Vectors® Gold Miners ETF	2.8963% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/14/2018	14,723,953	321,519,350	(6,288,871)
Total return of VanEck Vectors® Gold Miners ETF	2.9663% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	18,112,763	402,852,499	(19,423,018)
Total return of Solactive Custom Gold Miners Index	3.0363% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	670,000	405,919,500	(29,179,899)
Total return of iShares MSCI Global Gold Miners ETF	3.0363% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	1,950,000	35,178,000	(2,783,176)
Total return of VanEck Vectors® Gold Miners ETF	2.8663% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	24,161,235	532,437,418	(20,042,020)
Total return of VanEck Vectors® Gold Miners ETF	2.8163% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	21,688,633	482,275,015	(22,764,097)
Total return of VanEck Vectors® Gold Miners ETF	2.7763% representing 1 month LIBOR rate + spread	BNP Paribas	3/20/2019	3,180,469	68,862,200	(1,921,516)
Total return of VanEck Vectors® Gold Miners ETF	2.7763% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	10,000,000	220,586,156	(9,864,954)
Total return of VanEck Vectors® Gold Miners ETF	2.7810% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	4/26/2019	5,635,590	122,292,834	(3,339,735)
Total return of VanEck Vectors® Gold Miners ETF	2.7763% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	2,500,000	56,792,033	(4,016,079)
Total return of VanEck Vectors® Gold Miners ETF	2.7763% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	2,500,000	55,791,733	(2,720,740)
Total return of VanEck Vectors® Gold Miners ETF	2.7763% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	5,000,000	108,652,586	(2,334,866)
					$3,720,931,624	$(191,820,962)

Direxion Daily Gold Miners Index Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.4%
Money Market Funds - 63.4%
40,551,946	Dreyfus Government Cash Management, 1.81% (a)	$40,551,946
49,889,396	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	49,889,396
	TOTAL SHORT TERM INVESTMENTS (Cost $90,441,342)(b)	$90,441,342

	TOTAL INVESTMENTS (Cost $90,441,342) - 63.4%	$90,441,342
	Other Assets in Excess of Liabilities - 36.6%	52,169,120
	TOTAL NET ASSETS - 100.0%	$142,610,462

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $90,441,342.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2863% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	11/30/2018	6,062,343	$134,591,721	$5,781,396
2.1663% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Deutsche Bank AG London	12/5/2018	2,743,441	60,176,348	1,797,443
2.0810% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/6/2018	1,631,495	35,843,945	1,259,314
2.3163% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/7/2018	4,379,443	97,751,600	4,976,320
2.2563% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Credit Suisse International	12/17/2018	3,108,337	71,499,205	5,870,627
2.4263% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/19/2018	349,820	7,720,527	(208,933)
2.4263% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	2/20/2019	830,000	19,648,504	2,205,148
2.4263% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	5/15/2019	1,000,000	22,975,404	1,849,637
					$450,207,254	$23,530,952

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 66.8%
1,105,829	Health Care Select Sector SPDR® Fund	$98,341,373
	TOTAL INVESTMENT COMPANIES (Cost $93,649,209)	$98,341,373

SHORT TERM INVESTMENTS - 23.3%
Money Market Funds - 23.3%
13,909,052	Dreyfus Government Cash Management, 1.81% (a)	$13,909,052
20,344,116	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	20,344,116
	TOTAL SHORT TERM INVESTMENTS (Cost $34,253,168)	$34,253,168

	TOTAL INVESTMENTS (Cost $127,902,377) - 90.1% (b)	$132,594,541
	Other Assets in Excess of Liabilities - 9.9%	14,562,320
	TOTAL NET ASSETS - 100.0%	$147,156,861

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $92,246,644.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Health Care Select Sector Index	2.6310% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	65,000	$55,624,149	$2,207,260
Total return of Health Care Select Sector Index	2.6763% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	174,615	145,007,614	10,331,007
Total return of Health Care Select Sector Index	2.4769% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/8/2019	145,189	129,236,150	180,565
					$329,867,913	$12,718,832

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
COMMON STOCKS - 61.2%
Building Material and Garden Equipment and Supplies Dealers - 5.5%
9,220	Lowe’s Companies, Inc.	$915,915
7,633	Lumber Liquidators Holdings, Inc. (a)(b)	147,622
6,622	The Home Depot, Inc.	1,307,977
16,819	Tile Shop Holdings, Inc.	139,598
		2,511,112
Chemical Manufacturing - 0.9%
5,088	Trex Company, Inc. (a)	395,541
Construction of Buildings - 35.8%
8,463	Beazer Homes USA, Inc. (a)	108,411
5,996	Century Communities, Inc. (a)	182,878
86,423	D.R. Horton, Inc.	3,776,685
31,708	Hovnanian Enterprises, Inc. (a)	49,782
21,251	KB Home	504,711
3,895	Lennar Corp.	168,264
68,849	Lennar Corp. Class A	3,598,737
4,553	LGI Homes, Inc. (a)	235,345
11,319	M.D.C Holdings, Inc.	328,704
7,189	M/I Homes, Inc. (a)	185,907
9,613	Meritage Homes Corp. (a)	414,801
848	NVR, Inc. (a)	2,339,997
66,100	PulteGroup, Inc.	1,883,189
28,010	Taylor Morrison Home Corp. (a)	547,035
35,529	Toll Brothers, Inc.	1,252,752
38,229	TRI Pointe Group, Inc. (a)	541,705
7,017	William Lyon Homes (a)	153,181
		16,272,084
Fabricated Metal Product Manufacturing - 1.2%
9,883	PGT Innovations, Inc. (a)	237,192
4,380	Simpson Manufacturing Company, Inc.	319,565
		556,757
Furniture and Home Furnishings Stores - 0.5%
5,181	Floor & Decor Holdings, Inc. (a)	247,393
Furniture and Related Product Manufacturing - 0.4%
7,044	Ethan Allen Interiors, Inc.	158,490
Merchant Wholesalers, Durable Goods - 5.6%
6,875	Beacon Roofing Supply, Inc. (a)	289,300
13,741	Builders FirstSource, Inc. (a)	246,376
7,271	Fortune Brands Home & Security, Inc.	421,718
8,568	Leggett & Platt, Inc.	373,308
1,971	Lennox International, Inc.	427,865
2,372	Mohawk Industries, Inc. (a)	446,790
2,008	Watsco, Inc.	346,400
		2,551,757
Merchant Wholesalers, Nondurable Goods - 1.6%
1,684	The Sherwin Williams Co.	742,189
Nonmetallic Mineral Product Manufacturing - 2.3%
3,268	Eagle Materials, Inc.	324,676
6,313	Owens Corning	392,795
7,662	USG Corp. (a)	331,151
		1,048,622
Primary Metal Manufacturing - 0.4%
9,124	Quanex Building Products Corp.	161,495
Specialty Trade Contractors - 2.1%
5,249	Installed Building Products, Inc. (a)	286,596
8,972	TopBuild Corp. (a)	666,440
		953,036
Wood Product Manufacturing - 4.9%
2,260	American Woodmark Corp. (a)	188,597
2,139	Cavco Industries, Inc. (a)	454,430
8,949	JELD-WEN Holding, Inc. (a)	245,561
11,212	Louisiana-Pacific Corp.	301,827
12,332	Masco Corp.	497,350
3,763	Masonite International Corp. (a)	256,825
7,078	Universal Forest Products, Inc.	260,753
		2,205,343
	TOTAL COMMON STOCKS (Cost $30,655,563)	$27,803,819

SHORT TERM INVESTMENTS - 34.3%
Money Market Funds - 34.3%
300,891	Dreyfus Government Cash Management, 1.81% (c)(d)	$300,891
15,315,226	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (c)	15,315,226
	TOTAL SHORT TERM INVESTMENTS (Cost $15,616,117)	$15,616,117

	TOTAL INVESTMENTS (Cost $46,271,680) - 95.5% (e)	$43,419,936
	Other Assets in Excess of Liabilities - 4.5%	2,053,827
	TOTAL NET ASSETS - 100.0%	$45,473,763

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at July 31, 2018.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,407,586.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	2.4863% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	11,818	$81,366,323	$(1,804,773)
Total return of Dow Jones U.S. Select Home Construction Index	2.4863% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	1,333	9,109,322	(146,598)
Total return of Dow Jones U.S. Select Home Construction Index	2.6763% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	2,932	20,572,195	(791,418)
					$111,047,840	$(2,742,789)

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 58.3%
54,293	Industrial Select Sector SPDR® Fund	$4,176,217
	TOTAL INVESTMENT COMPANIES (Cost $3,848,773)	$4,176,217

SHORT TERM INVESTMENTS - 23.3%
Money Market Funds - 23.3%
1,667,493	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	$1,667,493
	TOTAL SHORT TERM INVESTMENTS (Cost $1,667,493)	$1,667,493

	TOTAL INVESTMENTS (Cost $5,516,266) - 81.6% (b)	$5,843,710
	Other Assets in Excess of Liabilities - 18.4%	1,315,262
	TOTAL NET ASSETS - 100.0%	$7,158,972

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,074,511.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Industrials Select Sector Index	2.6763% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	20,758	$15,201,735	$748,116
Total return of Industrials Select Sector Index	2.4769% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/8/2019	1,724	1,320,454	6,105
					$16,522,189	$754,221

Direxion Daily Junior Gold Miners Index Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 33.9%
9,347,115	VanEck VectorsTM Junior Gold Miners ETF	$296,490,488
	TOTAL INVESTMENT COMPANIES (Cost $306,683,511)	$296,490,488

SHORT TERM INVESTMENTS - 48.2%
Money Market Funds - 48.2%
166,371,239	Dreyfus Government Cash Management, 1.81% (a)	$166,371,239
255,136,404	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	255,136,404
	TOTAL SHORT TERM INVESTMENTS (Cost $421,507,643)	$421,507,643

	TOTAL INVESTMENTS (Cost $728,191,154) - 82.1% (b)	$717,998,131
	Other Assets in Excess of Liabilities - 17.9%	156,877,482
	TOTAL NET ASSETS - 100.0%	$874,875,613

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $681,851,795.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Sprott Junior Gold Miners ETF	3.0363% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/3/2018	720,000	$22,672,800	$(2,585,777)
Total return of Sprott Junior Gold Miners ETF	3.0063% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	625,000	19,618,750	(2,272,407)
Total return of Sprott Junior Gold Miners ETF	2.8863% representing 1 month LIBOR rate + spread	Citibank N.A.	12/5/2018	600,000	18,744,000	(1,977,731)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.9863% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2018	11,515,993	366,288,100	(4,779,940)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.9563% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/14/2018	12,917,970	417,086,322	(7,912,241)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.9863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	15,764,371	517,911,642	(22,424,211)
Total return of Sprott Junior Gold Miners ETF	3.0363% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	700,000	21,973,000	(2,403,891)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.8663% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	16,917,285	554,522,105	(21,094,269)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.9363% representing 1 month LIBOR rate + spread	BNP Paribas	2/20/2019	8,672,295	271,703,002	(169,481)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.9363% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	1,300,000	41,797,536	(955,758)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.9363% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	2,400,000	79,407,815	(3,896,929)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.9363% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	1,537,947	49,875,200	(1,115,929)
					$2,381,600,272	$(71,588,564)

Direxion Daily Junior Gold Miners Index Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.0%
Money Market Funds - 60.0%
17,136,610	Dreyfus Government Cash Management, 1.81% (a)	$17,136,610
22,108,046	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	22,108,046
	TOTAL SHORT TERM INVESTMENTS (Cost $39,244,656) (b)	$39,244,656

	TOTAL INVESTMENTS (Cost $39,244,656) - 60.0%	$39,244,656
	Other Assets in Excess of Liabilities - 40.0%	26,165,362
	TOTAL NET ASSETS - 100.0%	$65,410,018

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $39,244,656.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2863% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/3/2018	1,786,309	$58,733,184	$2,322,705
2.3163% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/3/2018	1,355,853	43,993,959	1,086,579
2.1063% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Deutsche Bank AG London	12/6/2018	1,260,457	41,519,524	1,577,911
2.2263% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Credit Suisse International	12/17/2018	672,559	22,086,935	896,237
2.4263% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	12/19/2018	1,111,155	35,045,829	553,641
					$201,379,431	$6,437,073

Direxion Daily MSCI Real Estate Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
COMMON STOCKS - 62.5%
Accommodation - 2.0%
27,873	Host Hotels & Resorts, Inc.	$583,661
7,626	Park Hotels & Resorts, Inc.	238,541
8,556	Sunstone Hotel Investors, Inc.	139,206
4,055	Xenia Hotels & Resorts, Inc.	98,901
		1,060,309
Administrative and Support Services - 1.1%
18,518	Colony Capital, Inc.	114,071
4,487	CoreCivic, Inc.	115,047
10,291	Iron Mountain, Inc.	361,317
		590,435
Broadcasting (except Internet) - 0.3%
1,750	Ryman Hospitality Properties, Inc.	148,767
Credit Intermediation and Related Activities - 0.0% (†)
1,928	Front Yard Residential Corp.	18,624
Funds, Trusts, and Other Financial Vehicles - 1.8%
87	Alexander’s, Inc.	32,232
2,294	Chesapeake Lodging Trust	73,454
2,189	Easterly Government Properties, Inc.	41,482
4,752	Healthcare Realty Trust, Inc.	141,182
3,225	Independence Realty Trust, Inc.	32,734
2,566	iStar, Inc. (a)	27,892
1,502	LTC Properties, Inc.	63,339
1,578	National Health Investors, Inc.	118,097
3,120	New Senior Investment Group, Inc.	22,090
2,620	Pebblebrook Hotel Trust	101,001
2,671	Pennsylvania REIT (b)	28,366
1,489	Preferred Apartment Communities, Inc.	25,194
6,643	RLJ Lodging Trust	150,065
2,979	Washington REIT	90,830
		947,958
Insurance Carriers and Related Activities - 0.0% (†)
1,097	Braemar Hotels & Resorts, Inc.	12,539
Professional, Scientific, and Technical Services - 0.9%
4,785	Extra Space Storage, Inc.	449,647
677	NexPoint Residential Trust, Inc.	20,269
		469,916
Real Estate - 52.9%
3,180	Acadia Realty Trust	86,114
1,177	Agree Realty Corp.	62,663
3,844	Alexandria Real Estate Equities, Inc.	489,879
1,253	American Assets Trust, Inc.	48,153
5,180	American Campus Communities, Inc.	213,675
9,718	American Homes 4 Rent	215,157
2,165	Americold Realty Trust	46,569
5,974	Apartment Investment & Management Co. Class A	254,791
8,304	Apple Hospitality REIT, Inc.	149,389
1,712	Armada Hoffler Properties, Inc.	25,851
3,514	Ashford Hospitality Trust, Inc.	27,761
5,245	AvalonBay Communities, Inc.	927,578
5,859	Boston Properties, Inc.	735,480
6,774	Brandywine Realty Trust	111,703
11,537	Brixmor Property Group, Inc.	204,090
3,521	Camden Property Trust	326,009
6,496	CBL & Associates Properties, Inc. (b)	35,403
3,490	Cedar Realty Trust, Inc.	16,612
1,742	Chatham Lodging Trust	37,523
4,552	Columbia Property Trust, Inc.	105,515
691	Community Healthcare Trust, Inc.	20,730
1,560	CorePoint Lodging, Inc. (a)	39,406
1,301	CoreSite Realty Corp.	145,842
3,846	Corporate Office Properties Trust	114,380
15,948	Cousins Properties, Inc.	148,635
6,923	CubeSmart	210,182
3,560	DCT Industrial Trust, Inc.	238,057
6,084	DDR Corp.	83,351
7,615	Diamondrock Hospitality Co.	90,771
7,803	Digital Realty Trust, Inc.	947,440
6,118	Douglas Emmett, Inc.	237,623
13,554	Duke Realty Corp.	394,693
1,318	EastGroup Properties, Inc.	125,632
2,878	Education Realty Trust, Inc.	119,034
5,223	Empire State Realty Trust, Inc.	87,067
2,796	EPR Properties	185,906
4,725	Equity Commonwealth (a)	152,334
3,202	Equity Lifestyle Properties, Inc.	291,350
13,979	Equity Residential	914,646
2,509	Essex Property Trust, Inc.	603,289
2,781	Federal Realty Investment Trust	349,016
4,563	First Industrial Realty Trust, Inc.	148,526
8,610	Forest City Realty Trust, Inc.	214,992
2,329	Four Corners Property Trust, Inc.	57,992
4,073	Franklin Street Properties Corp.	35,883
7,692	Gaming & Leisure Properties, Inc.	279,373
1,280	Getty Realty Corp.	36,672
25,437	GGP, Inc.	542,317
1,078	Gladstone Commercial Corp.	21,388
2,554	Global Net Lease, Inc.	54,043
3,765	Government Properities Income Trust	56,739
6,101	Gramercy Property Trust	167,106
17,825	HCP, Inc.	461,668
7,786	Healthcare Trust of America, Inc. Class A	212,714
1,436	Hersha Hospitality Trust	31,003
3,922	Highwoods Properties, Inc.	192,609
6,241	Hospitality Properties Trust	176,433
5,948	Hudson Pacific Properties, Inc.	203,778
864	Industrial Logistics Properties Trust	19,958
4,557	Investors Real Estate Trust	24,972
11,823	Invitation Homes, Inc.	273,230
4,255	JBG SMITH Properties	155,308
3,747	Kilroy Realty Corp.	273,344
16,154	Kimco Realty Corp.	269,610
3,173	Kite Realty Group Trust	53,529
4,298	LaSalle Hotel Properties	149,012
8,227	Lexington Realty Trust	72,315

Direxion Daily MSCI Real Estate Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

5,596	Liberty Property Trust	239,845
1,766	Life Storage, Inc.	169,465
4,011	Macerich Co.	236,890
3,423	Mack-Cali Realty Corp.	66,646
13,838	Medical Properties Trust, Inc.	199,406
4,317	Mid-America Apartment Communities, Inc.	435,067
2,693	MGM Growth Properties LLC	81,598
2,803	Monmouth Real Estate Investment Corp. Class A	46,726
5,846	National Retail Properties, Inc.	260,790
2,135	National Storage Affiliates Trust	61,552
637	New York REIT, Inc. (b)	11,727
1,894	Northstar Realty Europe Corp.	25,929
7,538	Omega Healthcare Investors, Inc. (b)	223,803
540	One Liberty Properties, Inc.	14,558
8,217	Paramount Group, Inc.	126,870
6,804	Physicians Realty Trust	107,231
5,129	Piedmont Office Realty Trust, Inc. Class A	101,452
20,242	Prologis, Inc.	1,328,280
777	PS Business Parks, Inc.	99,277
5,946	Public Storage	1,295,217
1,921	QTS Realty Trust, Inc. Class A	82,123
3,013	Ramco-Gershenson Properties Trust	39,621
10,793	Realty Income Corp.	601,926
5,838	Regency Centers Corp.	371,472
4,268	Retail Opportunity Investments Corp.	80,708
8,332	Retail Properties of America, Inc. Class A	104,567
594	Retail Value, Inc. (a)	19,626
2,979	Rexford Industrial Realty, Inc.	91,277
6,770	Sabra Health Care REIT, Inc.	146,300
500	Saul Centers, Inc.	26,640
2,547	Select Income REIT	53,105
9,022	Senior Housing Properties Trust	160,952
1,226	Seritage Growth Properties (b)	51,872
12,164	Simon Property Group, Inc.	2,143,418
3,431	SL Green Realty Corp.	353,770
1,703	Spirit MTA REIT (a)	17,013
17,040	Spirit Reality Capital, Inc.	142,625
3,692	Stag Industrial, Inc.	100,865
3,962	Summit Hotel Properties, Inc.	56,062
3,028	Sun Communities, Inc.	293,595
3,591	Tanger Factory Outlet Centers, Inc.	85,645
2,313	Taubman Centers, Inc.	143,522
2,107	Terreno Realty Corp.	77,769
4,711	The GEO Group, Inc.	121,921
1,815	TIER REIT, Inc.	43,143
10,183	UDR, Inc.	391,842
1,232	UMH Properties, Inc.	19,022
496	Universal Health Realty Income Trust	33,386
4,321	Urban Edge Properties	98,000
1,130	Urstadt Biddle Properties, Inc. Class A	25,154
13,523	Ventas, Inc.	762,427
36,994	VEREIT, Inc.	282,264
10,540	Vici Properties, Inc.	214,489
6,490	Vornado Realty Trust	466,761
7,053	Washington Prime Group, Inc.	56,636
4,634	Weingarten Realty Investors	140,039
14,062	Welltower, Inc.	880,281
1,315	Whitestone REIT (b)	17,095
4,061	WP Carey, Inc.	265,508
		27,998,583
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
2,890	CareTrust REIT, Inc.	48,870
6,640	Store Capital Corp.	182,268
		231,138
Telecommunications - 2.9%
3,651	CyrusOne, Inc.	226,070
3,007	Equinix, Inc.	1,320,915
		1,546,985
Water Transportation - 0.1%
2,589	Alexander & Baldwin, Inc.	62,007
	TOTAL COMMON STOCKS
	(Cost $30,271,484)	$33,087,261

SHORT TERM INVESTMENTS - 20.2%
Money Market Funds - 20.2%
5,005,634	Dreyfus Government Cash Management, 1.81% (c)(d)	$5,005,634
5,707,365	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (c)	5,707,365
	TOTAL SHORT TERM INVESTMENTS (Cost $10,712,999)	$10,712,999

	TOTAL INVESTMENTS (Cost $40,984,483) - 82.7% (e)	$43,800,260
	Other Assets in Excess of Liabilities - 17.3%	9,167,846
	TOTAL NET ASSETS - 100.0%	$52,968,106

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at July 31, 2018.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $43,758,735.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of MSCI US REIT IndexSM	2.4863% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/6/2018	65,101	$67,994,803	$7,564,266
Total return of MSCI US REIT IndexSM	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	10,000	11,683,100	7,766
Total return of MSCI US REIT IndexSM	2.4863% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	24,108	27,689,863	97,301
Total return of MSCI US REIT IndexSM	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	10,000	10,590,418	988,505
					$117,958,184	$8,657,838

Direxion Daily MSCI Real Estate Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.0%
Money Market Funds - 79.0%
12,745,260	Dreyfus Government Cash Management, 1.81% (a)	$12,745,260
5,517	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	5,517
	TOTAL SHORT TERM INVESTMENTS (Cost $12,750,777) (b)	$12,750,777

	TOTAL INVESTMENTS (Cost $12,750,777) - 79.0%	$12,750,777
	Other Assets in Excess of Liabilities - 21.0%	3,390,536
	TOTAL NET ASSETS - 100.0%	$16,141,313

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,750,777.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2563% representing 1 month LIBOR rate + spread	Total return of MSCI US REIT IndexSM	Citibank N.A.	12/19/2018	16,700	$18,978,597	$(287,746)
2.2863% representing 1 month LIBOR rate + spread	Total return of MSCI US REIT IndexSM	Deutsche Bank AG London	12/20/2018	25,332	26,536,667	(2,719,189)
					$45,515,264	$(3,006,935)

Direxion Daily Natural Gas Related Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
COMMON STOCKS - 10.3%
Mining (except Oil and Gas) - 0.4%
9,075	CNX Resources Corp. (a)	147,741
Nonstore Retailers - 0.1%
1,047	Crestwood Equity Partners LP	37,535
Oil and Gas Extraction - 7.9%
7,253	Cabot Oil & Gas Corp.	170,445
1,783	Cimarex Energy Co.	175,804
1,208	Concho Resources, Inc. (a)	176,187
2,461	Continental Resources, Inc. (a)	157,184
3,987	Devon Energy Corp.	179,455
13,050	Encana Corp. (b)	175,392
7,506	Enerplus Corp.	98,028
3,524	Enlink Midstream Partners LP	54,904
3,217	EQT Corp.	159,821
7,149	Gulfport Energy Corp. (a)	82,285
3,048	Matador Resources Co. (a)	102,108
5,668	Newfield Exploration Co. (a)	162,785
4,642	Noble Energy, Inc.	167,530
1,919	PDC Energy, Inc. (a)	120,859
10,612	QEP Resources, Inc. (a)	110,259
10,464	Range Resources Corp.	161,460
839	SandRidge Energy Inc. (a)	13,692
4,432	SM Energy Co.	121,924
3,137	Vermilion Energy, Inc. (b)	107,850
4,460	W&T Offshore, Inc. (a)	30,952
		2,528,924
Petroleum and Coal Products Manufacturing - 0.5%
4,372	Murphy Oil Corp.	145,413
Pipeline Transportation - 0.1%
911	Enable Midstream Partners LP (b)	16,680
Support Activities for Mining - 0.9%
8,673	Antero Resources Corp. (a)	178,144
6,138	SRC Energy, Inc. (a)	69,482
2,238	Unit Corp. (a)	55,726
		303,352
Utilities - 0.4%
2,438	National Fuel Gas Co.	130,920

	TOTAL COMMON STOCKS (Cost $4,038,957)	$3,310,565
MASTER LIMITED PARTNERSHIPS - 1.3%
Pipeline Transportation - 1.1%
1,678	DCP Midstream Partners LP	74,637
1,351	EQT Midstream Partners LP	69,158
2,796	MPLX LP	101,858
1,445	TC Pipelines LP (b)	45,431
1,555	Western Gas Partners LP	79,507
		370,591
Utilities - 0.2%
1,661	Antero Midstream Partners LP	54,880

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $474,559)	$425,471

SHORT TERM INVESTMENTS - 52.8%
Money Market Funds - 52.8%
9,533,759	Dreyfus Government Cash Management, 1.81% (c)(d)	$9,533,759
7,423,679	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (c)	7,423,679
	TOTAL SHORT TERM INVESTMENTS (Cost $16,957,438)	$16,957,438

	TOTAL INVESTMENTS (Cost $21,470,954) - 64.4% (e)	$20,693,474
	Other Assets in Excess of Liabilities - 35.6%	11,437,743
	TOTAL NET ASSETS - 100.0%	$32,131,217

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at July 31, 2018.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,138,360.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ISE-Revere Natural Gas IndexTM	2.2363% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/5/2018	472,481	$12,800,455	$707,892
Total return of ISE-Revere Natural Gas IndexTM	2.5563% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	648,141	18,696,642	(132,830)
Total return of ISE-Revere Natural Gas IndexTM	2.4763% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	1,517,287	37,583,417	5,822,887
Total return of ISE-Revere Natural Gas IndexTM	2.3363% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	596,129	15,982,815	1,059,303
					$85,063,329	$7,457,252

Direxion Daily Natural Gas Related Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.9%
Money Market Funds - 74.9%
2,045,581	Dreyfus Government Cash Management, 1.81% (a)	$2,045,581
2,345,181	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	2,345,181
420,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.79% (a)	420,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,810,762) (b)	$4,810,762

	TOTAL INVESTMENTS (Cost $4,810,762) - 74.9%	$4,810,762
	Other Assets in Excess of Liabilities - 25.1%	1,616,010
	TOTAL NET ASSETS - 100.0%	$6,426,772

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $4,810,762.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2863% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Credit Suisse International	12/17/2018	355,397	$10,235,185	$55,336
2.0363% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Citibank N.A.	12/24/2018	317,545	8,793,384	(294,188)
					$19,028,569	$(238,852)

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
COMMON STOCKS - 63.2%
Chemical Manufacturing - 58.2%
2,282	Abbott Laboratories	$149,562
1,383	AbbVie, Inc.	127,554
3,304	Acorda Therapeutics, Inc. (a)	82,435
664	Alexion Pharmaceuticals, Inc. (a)	88,285
506	Allergan PLC	93,150
3,502	Bausch Health Companies, Inc. (a)	76,133
1,477	Bristol-Myers Squibb Co.	86,774
4,186	Corcept Therapeutics, Inc. (a)	54,962
1,156	Eagle Pharmaceuticals, Inc. (a)	91,613
1,725	Eli Lilly & Co.	170,447
1,538	Emergent Biosolutions, Inc. (a)	83,590
797	Enanta Pharmaceuticals, Inc. (a)	77,723
12,431	Endo International PLC (a)	154,642
2,113	Gilead Sciences, Inc.	164,455
5,014	Horizon Pharma PLC (a)	88,397
5,500	Innoviva, Inc. (a)	77,825
476	Jazz Pharmaceuticals PLC (a)	82,386
1,167	Johnson & Johnson	154,651
411	Ligand Pharmaceuticals, Inc. (a)	89,734
2,413	Merck & Co., Inc.	158,944
1,979	Mylan NV (a)	73,837
1,036	Perrigo Co. PLC	83,419
3,975	Pfizer, Inc.	158,722
2,296	Prestige Brands Holdings, Inc. (a)	82,036
1,398	Supernus Pharmaceuticals, Inc. (a)	74,024
676	Taro Pharmaceutical Industries Ltd. (a)	75,888
743	United Therapeutics Corp. (a)	91,322
4,524	Vanda Pharmaceuticals, Inc. (a)	94,325
		2,886,835
Professional, Scientific, and Technical Services - 5.0%
802	Amgen, Inc.	157,633
274	Biogen, Inc. (a)	91,618
		249,251
	TOTAL COMMON STOCKS
	(Cost $2,935,198)	$3,136,086

SHORT TERM INVESTMENTS - 23.6%
Money Market Funds - 23.6%
67	Dreyfus Government Cash Management, 1.81% (b)	$67
1,170,923	Fidelity Investments Money Market Government Portfolio, 1.80% (b)	1,170,923
	TOTAL SHORT TERM INVESTMENTS (Cost $1,170,990)	$1,170,990

	TOTAL INVESTMENTS (Cost $4,106,188) - 86.8% (c)	$4,307,076
	Other Assets in Excess of Liabilities - 13.2%	657,590
	TOTAL NET ASSETS - 100.0%	$4,964,666

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at July 31, 2018.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,448,460.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dynamic Pharmaceutical IntellidexSM Index	2.5863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	1,749	$11,652,328	$96,347

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
COMMON STOCKS - 75.8%
Credit Intermediation and Related Activities - 70.2%
23,248	Associated Banc-Corp	$627,696
10,774	BancorpSouth Bank	354,465
4,103	Bank of Hawaii Corp.	330,250
14,100	Bank OZK	576,690
14,370	BankUnited, Inc.	558,418
3,389	Banner Corp.	213,405
13,097	BB&T Corp.	665,459
2,812	BOK Financial Corp.	273,692
6,506	Cadence Bancorp	177,158
1,122	Carolina Financial Corp.	46,843
6,639	Cathay General Bancorp	276,116
10,598	CenterState Bank Corp.	294,095
2,788	Central Pacific Financial Corp.	76,837
5,213	Chemical Financial Corp.	296,098
13,730	CIT Group, Inc.	726,729
17,034	Citizens Financial Group, Inc.	677,613
5,119	Columbia Banking System, Inc.	209,521
7,411	Comerica, Inc.	718,422
8,191	Commerce Bancshares, Inc.	547,159
3,336	Community Bank System, Inc.	211,002
2,830	ConnectOne Bancorp, Inc.	70,184
2,694	Customers Bancorp, Inc. (a)	68,616
6,477	CVB Financial Corp.	154,930
2,276	Eagle Bancorp, Inc. (a)	123,018
9,841	East West Bancorp, Inc.	637,106
1,730	Enterprise Financial Services Corp.	97,313
47,274	F.N.B. Corp.	606,525
1,387	FB Financial Corp.	59,031
1,880	Fidelity Southern Corp.	44,988
22,479	Fifth Third Bancorp	665,154
25,833	First BanCorp (a)	212,347
9,636	First Commonwealth Financial Corp.	162,559
6,936	First Financial Bancorp	210,508
3,445	First Financial Bankshares, Inc.	194,987
5,996	First Hawaiian, Inc.	169,447
37,243	First Horizon National Corp.	666,277
2,132	First Merchants Corp.	100,630
8,754	First Midwest Bancorp, Inc.	233,469
6,917	First Republic Bank	683,815
16,262	Fulton Financial Corp.	282,146
6,223	Glacier Bancorp, Inc.	265,722
3,979	Great Western Bancorp, Inc.	166,521
3,260	Green Bancorp, Inc.	79,218
1,485	Guaranty Bancorp	44,624
9,914	Hancock Holding Co.	498,179
3,665	Hanmi Financial Corp. Class A	91,808
1,648	Heartland Financial USA, Inc.	96,820
2,662	Heritage Financial Corp.	93,303
13,548	Home Bancshares, Inc.	314,178
10,651	Hope Bancorp, Inc.	178,724
45,575	Huntington Bancshares, Inc.	703,678
6,442	IBERIABANK Corp.	535,330
1,280	Independent Bank Corp. (Massachusetts)	113,152
1,966	Independent Bank Corp. (Michigan)	48,167
2,482	Independent Bank Group, Inc.	166,542
2,946	International Bancshares Corp.	130,950
43,985	Investors Bancorp, Inc.	550,692
34,814	KeyCorp	726,568
2,047	Lakeland Bancorp, Inc.	39,712
4,720	LegacyTexas Financial Group, Inc.	206,878
1,956	Live Oak Bancshares, Inc.	55,648
4,038	M&T Bank Corp.	699,987
6,616	MB Financial, Inc.	320,545
1,292	Midland States Bancorp, Inc.	43,515
1,592	NBT Bancorp, Inc.	64,062
4,184	OFG Bancorp	69,664
15,010	Old National Bancorp	291,945
2,868	Opus Bank	81,164
8,271	Pacific Premier Bancorp, Inc. (a)	306,027
12,857	PacWest Bancorp	645,679
1,167	Peapack-Gladstone Financial Corp.	38,371
37,263	People’s United Financial, Inc.	679,304
9,264	Pinnacle Financial Partners, Inc.	579,000
4,803	PNC Financial Services Group, Inc.	695,618
13,044	Popular, Inc.	647,374
1,485	Preferred Bank	92,426
7,254	Prosperity Bancshares, Inc.	508,868
37,419	Regions Financial Corp.	696,368
2,940	Sandy Spring Bancorp, Inc.	114,983
5,630	Seacoast Banking Corp. of Florida (a)	165,015
5,473	Signature Bank (a)	600,443
2,347	South State Corp.	196,444
2,329	Southside Bancshares, Inc.	79,861
1,811	State Bank Financial Corp.	56,956
28,264	Sterling Bancorp	627,461
10,138	SunTrust Banks, Inc.	730,646
2,195	SVB Financial Group (a)	675,797
12,529	Synovus Financial Corp.	619,183
26,290	TCF Financial Corp.	660,142
6,986	Texas Capital Bancshares, Inc. (a)	634,329
4,475	The Bancorp, Inc. (a)	43,452
4,649	Trustmark Corp.	163,598
3,649	UMB Financial Corp.	262,327
28,626	Umpqua Holdings Corp.	609,734
6,689	Union Bankshares Corp.	270,971
9,066	United Bankshares, Inc.	334,989
7,850	United Community Banks, Inc.	235,736
1,983	Univest Corp. of Pennsylvania	54,136
43,633	Valley National Bancorp	508,324
1,763	Veritex Holdings, Inc. (a)	54,336

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

8,237	Webster Financial Corp.	531,534
10,168	Western Alliance Bancorp (a)	576,729
6,812	Wintrust Financial Corp.	597,617
12,503	Zions Bancorp	646,405
		34,918,197
Insurance Carriers and Related Activities - 0.3%
6,785	Hilltop Holdings, Inc.	141,128
Management of Companies and Enterprises - 5.0%
3,920	Ameris Bancorp	182,672
8,635	Banc of California, Inc.	172,700
2,387	Berkshire Hills Bancorp, Inc.	96,912
6,368	Boston Private Financial Holdings, Inc.	91,699
4,769	Brookline Bancorp, Inc.	86,796
1,087	City Holding Co.	87,482
6,087	Cullen/Frost Bankers, Inc.	672,553
955	Equity Bancshares, Inc. (a)	38,677
4,883	FCB Financial Holdings, Inc. (a)	249,033
2,900	First Interstate BancSystem, Inc.	125,135
821	Franklin Financial Network, Inc. (a)	32,142
3,146	National Bank Holdings Corp.	124,519
2,696	Renasant Corp.	120,457
2,341	ServisFirst Bancshares, Inc.	98,907
6,295	Simmons First National Corp.	187,591
2,403	Triumph Bancorp, Inc. (a)	92,155
		2,459,430
Monetary Authorities-Central Bank - 0.2%
1,894	Westamerica Bancorp	113,678
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
1,748	TriState Capital Holdings, Inc. (a)	51,391
	TOTAL COMMON STOCKS (Cost $37,342,948)	$37,683,824

SHORT TERM INVESTMENTS - 13.7%
Money Market Funds - 13.7%
830,373	Dreyfus Government Cash Management, 1.81% (b)	$830,373
5,993,021	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (b)	5,993,021
	TOTAL SHORT TERM INVESTMENTS (Cost $6,823,394)	$6,823,394

	TOTAL INVESTMENTS (Cost $44,166,342) - 89.5% (c)	$44,507,218
	Other Assets in Excess of Liabilities - 10.5%	5,200,327
	TOTAL NET ASSETS - 100.0%	$49,707,545

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at July 31, 2018.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,120,632.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Regional Banks Select Industry Index	2.7063% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	55,716	$107,050,881	$208,410
Total return of S&P Regional Banks Select Industry Index	2.4136% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	2,090	4,151,863	(122,805)
					$111,202,744	$85,605

Direxion Daily Regional Banks Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 62.6%
Money Market Funds - 62.6%
1	Dreyfus Government Cash Management, 1.81% (a)	$1
1,490,778	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	1,490,778
	TOTAL SHORT TERM INVESTMENTS (Cost $1,490,779)(b)	$1,490,779

	TOTAL INVESTMENTS (Cost $1,490,779) - 62.6%	$1,490,779
	Other Assets in Excess of Liabilities - 37.4%	888,826
	TOTAL NET ASSETS - 100.0%	$2,379,605

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,490,779.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.5063% representing 1 month LIBOR rate + spread	Total return of S&P Regional Banks Select Industry Index	Credit Suisse International	12/19/2018	3,703	$7,113,341	$(19,158)

Direxion Daily Retail Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
COMMON STOCKS - 63.4%
Administrative and Support Services - 1.5%
97	Booking Holdings, Inc. (a)	$196,786
3,683	TripAdvisor, Inc. (a)	213,577
		410,363
Apparel Manufacturing - 1.2%
9,168	Guess?, Inc.	207,747
4,414	Zumiez, Inc. (a)	99,977
		307,724
Broadcasting (except Internet) - 0.8%
9,587	Qurate Retail, Inc. (a)	204,107
Clothing and Clothing Accessories Stores - 14.8%
7,832	Abercrombie & Fitch Co. Class A	185,540
8,564	American Eagle Outfitters, Inc.	215,641
10,080	Ascena Retail Group, Inc. (a)	37,094
5,785	Boot Barn Holdings, Inc. (a)	135,311
5,543	Caleres, Inc.	185,635
22,706	Chicos FAS, Inc.	197,542
1,515	Childrens Place Retail Stores, Inc.	186,193
1,507	Citi Trends, Inc.	42,814
8,281	DSW, Inc. Class A (b)	227,231
19,592	Express, Inc. (a)	188,671
3,491	Foot Locker, Inc.	170,396
6,480	Gap, Inc.	195,502
4,088	Genesco, Inc. (a)	166,382
5,562	L Brands, Inc.	176,148
3,921	Nordstrom, Inc.	205,500
2,397	Ross Stores, Inc.	209,570
3,712	Signet Jewelers Ltd.	214,331
6,204	Tailored Brands, Inc.	125,073
6,512	The Buckle, Inc. (b)	156,614
3,462	The Cato Corp.	86,204
1,556	Tiffany & Co.	214,043
2,167	TJX Companies, Inc.	210,762
4,432	Urban Outfitters, Inc. (a)	196,781
		3,928,978
Data Processing, Hosting and Related Services - 0.4%
6,472	Liberty TripAdvisor Holdings, Inc. Class A (a)	107,759
Electronics and Appliance Stores - 2.3%
2,845	Best Buy Co., Inc.	213,460
5,539	Conn’s, Inc. (a)(b)	187,772
14,160	GameStop Corp. Class A (b)	204,046
		605,278
Food and Beverage Stores - 3.3%
1,868	Ingles Markets, Inc.	55,573
8,111	Kroger Co.	235,219
9,636	Sprouts Farmers Market, Inc. (a)	207,078
10,060	SuperValu, Inc. (a)(b)	325,139
1,173	Weis Markets, Inc.	59,975
		882,984
Food Services and Drinking Places - 1.7%
2,128	Casey’s General Stores, Inc.	232,761
1,951	Wayfair, Inc. (a)	212,308
		445,069
General Merchandise Stores - 10.6%
4,812	Big Lots, Inc.	208,985
1,315	Burlington Stores, Inc. (a)	200,945
1,010	Costco Wholesale Corp.	220,897
2,192	Dillard’s, Inc. Class A (b)	175,952
2,168	Dollar General Corp.	212,789
2,491	Dollar Tree, Inc. (a)	227,379
2,033	Five Below, Inc. (a)	197,526
72,952	J.C. Penney Co., Inc. (a)(b)	178,732
2,646	Kohl’s Corp.	195,460
5,157	Macy’s, Inc.	204,888
1,920	PriceSmart, Inc.	156,960
2,636	Target Corp.	212,673
2,687	Tractor Supply Co.	209,693
2,439	Wal-Mart Stores, Inc.	217,632
		2,820,511
Health and Personal Care Stores - 4.0%
5,170	Petmed Express, Inc.	191,962
121,014	Rite Aid Corp. (a)	243,238
12,818	Sally Beauty Holdings, Inc. (a)	211,369
814	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	198,933
3,246	Walgreens Boots Alliance Inc.	219,495
		1,064,997
Miscellaneous Manufacturing - 0.7%
4,370	National Vision Holdings, Inc. (a)	177,684
Miscellaneous Store Retailers - 3.0%
64,092	Office Depot, Inc.	160,871
2,839	Ollie’s Bargain Outlet Holdings, Inc. (a)	197,310
13,089	Party City Holdings Inc. (a)	206,152
16,745	Rent-A-Center, Inc. (a)	248,496
		812,829
Motion Picture and Sound Recording Industries - 0.7%
570	Netflix, Inc. (a)	192,346
Motor Vehicle and Parts Dealers - 9.1%
1,563	Advance Auto Parts, Inc.	220,742
2,581	Asbury Automotive Group, Inc. (a)	181,444
4,190	AutoNation, Inc. (a)	203,341
305	AutoZone, Inc. (a)	215,187
2,788	CarMax, Inc. (a)	208,208
5,708	Carvana Co. (a)	245,444
2,800	Group 1 Automotive, Inc.	195,972
2,035	Lithia Motors, Inc. Class A	181,217
3,451	MarineMax, Inc. (a)	64,706
2,860	Murphy USA, Inc. (a)	226,626
725	O’Reilly Automotive, Inc. (a)	221,850
4,054	Penske Automotive Group, Inc.	211,619
2,543	Sonic Automotive, Inc. Class A	51,750

		2,428,106
Nonstore Retailers - 3.2%
121	Amazon.com, Inc. (a)	215,070
4,142	Liberty Expedia Holdings, Inc. (a)	199,520
5,836	Nutrisystem, Inc. (b)	233,440
5,819	Overstock.com, Inc. (a)(b)	207,448
		855,478
Professional, Scientific, and Technical Services - 0.8%
43,865	Groupon, Inc. (a)	205,288
Publishing Industries (except Internet) - 0.7%
2,135	Shutterfly, Inc. (a)	175,625
Repair and Maintenance - 0.9%
3,525	Monro Muffler Brake, Inc.	237,761
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
8,368	Camping World Holdings, Inc. (b)	185,519
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 2.2%
5,497	Dick’s Sporting Goods, Inc.	187,668
8,035	Hibbett Sports, Inc. (a)(b)	184,403
10,069	The Michaels Companies, Inc. (a)	205,508
		577,579
Support Activities for Transportation - 0.8%
1,701	Expedia, Inc.	227,662
	TOTAL COMMON STOCKS (Cost $16,142,094)	$16,853,647
SHORT TERM INVESTMENTS - 17.1%
Money Market Funds - 17.1%
2,813,078	Dreyfus Government Cash Management, 1.81% (c)(d)	$2,813,078
1,736,419	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (c)	1,736,419
	TOTAL SHORT TERM INVESTMENTS (Cost $4,549,497)	$4,549,497

	TOTAL INVESTMENTS (Cost $20,691,591) - 80.5% (e)	$21,403,144
	Other Assets in Excess of Liabilities - 19.5%	5,186,999
	TOTAL NET ASSETS - 100.0%	$26,590,143

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at July 31, 2018.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,935,122.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	2.4363% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	6,006	$29,750,827	$1,138,403
Total return of S&P Retail Select Industry® Index	2.4363% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	2,115	10,961,416	(75,673)
Total return of S&P Retail Select Industry® Index	1.8863% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	4,094	18,840,752	2,225,533
					$59,552,995	$3,288,263

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 77.6%
190,681	Global X Robotics & Artificial Intelligence ETF	$4,254,093
	TOTAL INVESTMENT COMPANIES (Cost $4,388,594)	$4,254,093

SHORT TERM INVESTMENTS - 23.4%
Money Market Funds - 23.4%
1,283,933	Dreyfus Government Cash Management, 1.81% (a)	$1,283,933
	TOTAL SHORT TERM INVESTMENTS (Cost $1,283,933)	$1,283,933

	TOTAL INVESTMENTS (Cost $5,672,527) - 101.0% (b)	$5,538,026
	Liabilities in Excess of Other Assets - (1.0%)	(54,327)
	TOTAL NET ASSETS - 100.0%	$5,483,699

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,169,642.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Global X Robotics & Artificial Intelligence ETF	2.5863% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	5/20/2019	546,706	$12,452,351	$(288,559)

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 30.4%
1,429,756	SPDR® S&P Biotech ETF (a)	$136,241,450
	TOTAL INVESTMENT COMPANIES (Cost $138,259,845)	$136,241,450

SHORT TERM INVESTMENTS - 54.4%
Money Market Funds - 54.4%
203,492,357	Dreyfus Government Cash Management, 1.81% (b)(c)	$203,492,357
40,564,105	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (b)	40,564,105
1	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.79% (b)	1
	TOTAL SHORT TERM INVESTMENTS (Cost $244,056,463)	$244,056,463

	TOTAL INVESTMENTS (Cost $382,316,308) - 84.8% (d)	$380,297,913
	Other Assets in Excess of Liabilities - 15.2%	68,188,857
	TOTAL NET ASSETS - 100.0%	$448,486,770

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) A portion of this security represents a security on loan.

(b) Represents annualized seven-day yield at July 31, 2018.

(c) All or a portion of this security represents an investment of securities lending collateral.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $281,867,477.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Biotechnology Select Industry Index	1.7863% representing 1 month LIBOR rate + spread	Citibank N.A.	12/3/2018	65,776	$433,351,574	$50,086,425
Total return of S&P Biotechnology Select Industry Index	2.2710% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/6/2018	40,402	301,055,142	(2,483,547)
Total return of S&P Biotechnology Select Industry Index	2.1463% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	57,319	384,749,775	37,093,302
					$1,119,156,491	$84,696,180

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 48.8%
Money Market Funds - 48.8%
29,711,340	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)(b)	$29,711,340
	TOTAL SHORT TERM INVESTMENTS (Cost $29,711,340)	$29,711,340

	TOTAL INVESTMENTS (Cost $29,711,340) - 48.8%	$29,711,340
	Other Assets in Excess of Liabilities - 51.2%	31,181,997
	TOTAL NET ASSETS - 100.0%	$60,893,337

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,711,340.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.8768% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	1/8/2019	24,700	$182,081,731	$(581,719)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 52.4%
1,561,240	SPDR® S&P® Oil & Gas Exploration & Production ETF (a)	$67,164,545
	TOTAL INVESTMENT COMPANIES (Cost $68,294,837)	$67,164,545

SHORT TERM INVESTMENTS - 42.5%
Money Market Funds - 42.5%
29,053,820	Dreyfus Government Cash Management, 1.81% (b)(c)	$29,053,820
25,377,572	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (b)	25,377,572
	TOTAL SHORT TERM INVESTMENTS (Cost $54,431,392)	$54,431,392

	TOTAL INVESTMENTS (Cost $122,726,229) - 94.9% (d)	$121,595,937
	Other Assets in Excess of Liabilities - 5.1%	6,536,972
	TOTAL NET ASSETS - 100.0%	$128,132,909

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) A portion of this security represents a security on loan.

(b) Represents annualized seven-day yield at July 31, 2018.

(c) All or a portion of this security represents an investment of securities lending collateral.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $65,746,220.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.7863% representing 1 month LIBOR rate + spread	Citibank N.A.	12/5/2018	5,204	$28,437,935	$5,521,320
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.6563% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/5/2018	8,669	54,750,174	1,934,371
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.8563% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2018	24,495	126,776,098	33,203,168
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.3363% representing 1 month LIBOR rate + spread	Credit Suisse International	12/21/2018	10,085	66,097,524	(121,856)
					$276,061,731	$40,537,003

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 58.6%
Money Market Funds - 58.6%
9,746,430	Dreyfus Government Cash Management, 1.81% (a)	$9,746,430
34,254,247	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	34,254,247
	TOTAL SHORT TERM INVESTMENTS (Cost $44,000,677)(b)	$44,000,677

	TOTAL INVESTMENTS (Cost $44,000,677) - 58.6%	$44,000,677
	Other Assets in Excess of Liabilities - 41.4%	31,102,339
	TOTAL NET ASSETS - 100.0%	$75,103,016

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,000,677.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.4363% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Deutsche Bank AG London	12/3/2018	7,397	$49,010,252	$619,683
1.9563% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Credit Suisse International	12/17/2018	6,189	40,418,372	(84,634)
1.6363% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/18/2018	20,826	129,428,384	(6,652,600)
					$218,857,008	$(6,117,551)

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
COMMON STOCKS - 67.2%
Computer and Electronic Product Manufacturing - 56.0%
990,960	Advanced Micro Devices, Inc. (a)	$18,164,297
204,877	Analog Devices, Inc.	19,696,875
157,970	BROADCOM, Inc.	35,033,007
62,340	Cirrus Logic, Inc. (a)	2,696,828
366,487	Cypress Semiconductor Corp.	6,527,134
132,147	Integrated Device Technology, Inc. (a)	4,549,821
721,370	Intel Corp.	34,697,897
669,893	Marvell Technology Group Ltd.	14,275,420
285,917	Maxim Integrated Products, Inc.	17,480,965
53,349	Mellanox Technologies Ltd. (a)	4,187,897
204,457	Microchip Technology, Inc.	19,102,418
345,717	Micron Technology, Inc. (a)	18,250,400
55,901	MKS Instruments, Inc.	5,271,464
43,130	Monolithic Power Systems, Inc.	5,722,488
157,896	NVIDIA Corp. (a)	38,662,415
437,098	ON Semiconductor Corp. (a)	9,638,011
129,312	Qorvo, Inc. (a)	10,572,549
685,131	QUALCOMM, Inc.	43,910,046
186,134	Skyworks Solutions, Inc.	17,604,554
22,599	Smart Global Holdings, Inc. (a)	689,947
514,467	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	21,201,185
195,581	Teradyne, Inc.	8,458,878
355,820	Texas Instruments, Inc.	39,609,882
259,056	Xilinx, Inc.	18,670,166
		414,674,544
Machinery Manufacturing - 7.4%
392,082	Applied Materials, Inc.	19,066,948
76,423	ASML Holding NV ADR (Netherlands)	16,354,522
100,465	Lam Research Corp.	19,152,647
		54,574,117
Merchant Wholesalers, Durable Goods - 3.2%
144,900	Entegris, Inc.	5,093,235
159,349	KLA-Tencor Corp.	18,710,760
		23,803,995
Primary Metal Manufacturing - 0.6%
44,194	Silicon Laboratories, Inc. (a)	4,209,478
	TOTAL COMMON STOCK (Cost $503,011,854)	$497,262,134

SHORT TERM INVESTMENTS - 14.3%
Money Market Funds - 14.3%
105,490,750	Dreyfus Government Cash Management, 1.81% (b)	$105,490,750
38,562	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (b)	38,562
	TOTAL SHORT TERM INVESTMENTS (Cost $105,529,312)	$105,529,312

	TOTAL INVESTMENTS (Cost $608,541,166) - 81.5% (c)	$602,791,446
	Other Assets in Excess of Liabilities - 18.5%	136,958,148
	TOTAL NET ASSETS - 100.0%	$739,749,594

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at July 31, 2018.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $600,999,833.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of PHLX Semiconductor Sector Index	2.6563% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	360,136	$482,802,477	$9,356,958
Total return of PHLX Semiconductor Sector Index	2.5363% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	420,562	527,453,750	47,689,394
Total return of PHLX Semiconductor Sector Index	2.5063% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/8/2019	478,547	633,413,035	20,047,742
					$1,643,669,262	$77,094,094

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.2%
Money Market Funds - 63.2%
1	Dreyfus Government Cash Management, 1.81% (a)	$1
39,645,551	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	39,645,551
	TOTAL SHORT TERM INVESTMENTS (Cost $39,645,552)(b)	$39,645,552

	TOTAL INVESTMENTS (Cost $39,645,552) - 63.2%	$39,645,552
	Other Assets in Excess of Liabilities - 36.8%	23,060,625
	TOTAL NET ASSETS - 100.0%	$62,706,177

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,645,552.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.3463% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Credit Suisse International	12/19/2018	137,567	$184,866,057	$(3,148,466)

Direxion Daily Technology Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018
Shares		Fair Value
INVESTMENT COMPANIES - 63.7%
6,051,224	Technology Select Sector SPDR Fund	$429,152,806
	TOTAL INVESTMENT COMPANIES (Cost $373,854,289)	$429,152,806

SHORT TERM INVESTMENTS - 19.0%
Money Market Funds - 19.0%
98,678,825	Dreyfus Government Cash Management, 1.81% (a)	$98,678,825
29,124,907	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	29,124,907
	TOTAL SHORT TERM INVESTMENTS (Cost $127,803,732)	$127,803,732

	TOTAL INVESTMENTS (Cost $501,658,021) - 82.7% (b)	$556,956,538
	Other Assets in Excess of Liabilities - 17.3%	117,209,585
	TOTAL NET ASSETS - 100.0%	$674,166,123

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2018.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $544,105,834.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Technology Select Sector Index	2.6963% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	1,011,890	$659,772,428	$58,482,263
Total return of Technology Select Sector Index	2.5363% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	750,000	492,779,738	39,872,233
Total return of Technology Select Sector Index	2.5363% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/7/2019	477,203	347,059,664	(7,775,805)
					$1,499,611,830	$90,578,691

Direxion Daily Technology Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018
Shares		Fair Value
SHORT TERM INVESTMENTS - 61.1%
Money Market Funds - 61.1%
9,841,013	Dreyfus Government Cash Management, 1.81% (a)	$9,841,013
11,868,126	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	11,868,126
	TOTAL SHORT TERM INVESTMENTS (Cost $21,709,139)(b)	$21,709,139

	TOTAL INVESTMENTS (Cost $21,709,139) - 61.1%	$21,709,139
	Other Assets in Excess of Liabilities - 38.9%	13,842,830
	TOTAL NET ASSETS - 100.0%	$35,551,969

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2018.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,709,139.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2963% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Credit Suisse International	12/17/2018	39,759	$26,473,016	$(1,764,925)
1.7363% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Deutsche Bank AG London	12/20/2018	66,589	47,066,501	(272,952)
2.2663% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	1/7/2019	43,532	31,490,575	523,711
					$105,030,092	$(1,514,166)

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018
Shares		Fair Value
COMMON STOCKS - 67.6%
Air Transportation - 11.7%
4,026	Alaska Air Group, Inc.	252,954
4,026	American Airlines Group, Inc.	159,188
4,026	Delta Air Lines, Inc.	219,095
4,026	JetBlue Airways Corp. (a)	72,468
4,026	Southwest Airlines Co.	234,152
4,026	United Continental Holdings, Inc. (a)	323,690
		1,261,547
Couriers and Messengers - 13.6%
4,026	FedEx Corp.	989,873
4,026	United Parcel Service, Inc. Class B	482,677
		1,472,550
Miscellaneous Manufacturing - 1.3%
4,026	Matson, Inc.	144,936
Rail Transportation - 18.8%
4,026	CSX Corp.	284,558
4,026	Kansas City Southern Railway Co.	468,103
4,026	Norfolk Southern Corp.	680,394
4,026	Union Pacific Corp.	603,457
		2,036,512
Rental and Leasing Services - 4.2%
4,026	Avis Budget Group, Inc. (a)	140,306
4,026	Ryder System, Inc.	315,236
		455,542
Support Activities for Transportation - 6.3%
4,026	C.H. Robinson Worldwide, Inc.	371,318
4,026	Expeditors International of Washington, Inc.	306,660
		677,978
Truck Transportation - 8.6%
4,026	J.B. Hunt Transport Services, Inc.	482,717
4,026	Landstar System, Inc.	447,490
		930,207
Water Transportation - 3.1%
4,026	Kirby Corp. (a)	335,970

	TOTAL COMMON STOCKS (Cost $7,223,676)	$7,315,242
SHORT TERM INVESTMENTS - 14.3%
Money Market Funds - 14.3%
1,532,310	Dreyfus Government Cash Management, 1.81% (b)	$1,532,310
8,067	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (b)	8,067
	TOTAL SHORT TERM INVESTMENTS (Cost $1,540,377)	$1,540,377

	TOTAL INVESTMENTS (Cost $8,764,053) - 81.9% (c)	$8,855,619
	Other Assets in Excess of Liabilities - 18.1%	1,954,014
	TOTAL NET ASSETS - 100.0%	$10,809,633

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2018.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,855,619.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones Transportation Average	2.6363% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2018	456	$4,988,887	$61,714
Total return of Dow Jones Transportation Average	2.4863% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/15/2019	1,811	19,165,363	875,008
					$24,154,250	$936,722

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018
Shares		Fair Value
INVESTMENT COMPANIES - 63.2%
96,270	Utilities Select Sector SPDR Fund	$5,082,093
	TOTAL INVESTMENT COMPANIES (Cost $4,942,487)	$5,082,093

SHORT TERM INVESTMENTS - 11.6%
Money Market Funds - 11.6%
667,000	Dreyfus Government Cash Management, 1.81% (a)	$667,000
263,881	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	263,881
	TOTAL SHORT TERM INVESTMENTS (Cost $930,881)	$930,881

	TOTAL INVESTMENTS (Cost $5,873,368) - 74.8% (b)	$6,012,974
	Other Assets in Excess of Liabilities - 25.2%	2,029,122
	TOTAL NET ASSETS - 100.0%	$8,042,096

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $6,012,974.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	2.4863% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/4/2019	26,628	$13,527,012	$678,826
Total return of Utilities Select Sector Index	2.2863% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	7/29/2019	9,008	4,771,902	38,214
					$18,298,914	$717,040

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018
Shares		Fair Value
INVESTMENT COMPANIES - 39.1%
23,000	iShares 7-10 Year Treasury Bond ETF	$2,340,940
	TOTAL INVESTMENT COMPANIES (Cost $2,397,187)	$2,340,940

SHORT TERM INVESTMENTS - 45.6%
Money Market Funds - 45.6%
1,012,978	Dreyfus Government Cash Management, 1.81% (a)	$1,012,978
1,714,756	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	1,714,756
	TOTAL SHORT TERM INVESTMENTS (Cost $2,727,734)	$2,727,734

	TOTAL INVESTMENTS (Cost $5,124,921) - 84.7% (b)	$5,068,674
	Other Assets in Excess of Liabilities - 15.3%	912,811
	TOTAL NET ASSETS - 100.0%	$5,981,485

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at July 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $5,068,674.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	0.8363% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	83,307	$8,647,521	$(135,074)
Total return of iShares 7-10 Year Treasury Bond ETF	1.3563% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	70,000	7,432,600	(254,626)
					$16,080,121	$(389,700)

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.0%
Money Market Funds - 57.0%
6,193,443	Dreyfus Government Cash Management, 1.81% (a)	$6,193,443
6,384,111	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	6,384,111
	TOTAL SHORT TERM INVESTMENTS (Cost $12,577,554) (b)	$12,577,554

	TOTAL INVESTMENTS (Cost $12,577,554) - 57.0%	$12,577,554
	Other Assets in Excess of Liabilities - 43.0%	9,500,350
	TOTAL NET ASSETS - 100.0%	$22,077,904

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,577,554.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.3463% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Deutsche Bank AG London	12/17/2018	294,948	$30,030,473	$(101,780)
0.9663% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/19/2018	175,000	18,581,500	629,837
1.1763% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/19/2018	180,807	19,140,201	598,521
					$67,752,174	$1,126,578

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 57.2%
440,450	iShares 20+ Year Treasury Bond ETF (a)	$52,721,865
	TOTAL INVESTMENT COMPANIES (Cost $55,358,371)	$52,721,865

SHORT TERM INVESTMENTS - 31.5%
Money Market Funds - 31.5%
19,436,089	Dreyfus Government Cash Management, 1.81% (b)(c)	$19,436,089
9,577,501	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (b)	9,577,501
	TOTAL SHORT TERM INVESTMENTS (Cost $29,013,590)	$29,013,590

	TOTAL INVESTMENTS (Cost $84,371,961) - 88.7% (d)	$81,735,455
	Other Assets in Excess of Liabilities - 11.3%	10,507,978
	TOTAL NET ASSETS - 100.0%	$92,243,433

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) A portion of this security represents a security on loan.

(b) Represents annualized seven-day yield at July 31, 2018.

(c) All or a portion of this security represents an investment of securities lending collateral.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $76,651,566.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	1.4863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	701,427	$84,680,478	$(666,221)
Total return of iShares 20+ Year Treasury Bond ETF	1.7363% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	100,000	12,733,000	(673,604)
Total return of iShares 20+ Year Treasury Bond ETF	1.8363% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	820,000	96,719,000	1,647,491
Total return of iShares 20+ Year Treasury Bond ETF	1.7363% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	250,000	30,281,055	(307,253)
					$224,413,533	$413

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 56.6%
Money Market Funds - 56.6%
99,687,030	Dreyfus Government Cash Management, 1.81% (a)	$99,687,030
112,901,867	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	112,901,867
	TOTAL SHORT TERM INVESTMENTS (Cost $212,588,897) (b)	$212,588,897

	TOTAL INVESTMENTS (Cost $212,588,897) - 56.6%	$212,588,897
	Other Assets in Excess of Liabilities - 43.4%	163,251,729
	TOTAL NET ASSETS - 100.0%	$375,840,626

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $212,588,897.

Short Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.4863% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/5/2018	3,500,000	$443,135,000	$21,213,196
1.4663% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/19/2018	1,600,000	203,728,000	10,496,861
1.1163% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/19/2018	3,919,648	472,991,566	3,644,743
1.5363% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Deutsche Bank AG London	3/25/2019	400,000	46,688,996	(1,438,641)
					$1,166,543,562	$33,916,159

Direxion Daily Emerging Markets Bond Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 70.1%
7,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	$763,420
	TOTAL INVESTMENT COMPANIES (Cost $808,291)	$763,420

SHORT TERM INVESTMENTS - 25.3%
Money Market Funds - 25.3%
275,312	Goldman Sachs Financial Square Treasury Instruments Fund, 1.76% (a)	$275,312
	TOTAL SHORT TERM INVESTMENTS (Cost $275,312)	$275,312

	TOTAL INVESTMENTS (Cost $1,083,603) - 95.4% (b)	$1,038,732
	Other Assets in Excess of Liabilities - 4.6%	50,576
	TOTAL NET ASSETS - 100.0%	$1,089,308

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,038,732.

Long Total Return Swap Contracts (Unaudited)
July 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares J.P. Morgan USD Emerging Markets Bond ETF	2.4863% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	22,965	$2,529,598	$(14,205)

		Direxion Auspice Broad	Direxion NASDAQ-100®
	Direxion All Cap Insider	Commodity Strategy ETF	Equal Weighted	Direxion Zacks MLP
	Sentiment Shares	(Consolidated)	Index Shares	High Income Index Shares
Cost of investments	$237,390,703	$—	$172,899,628	$63,634,354
Gross unrealized appreciation	5,563,021	—	30,772,407	6,437,695
Gross unrealized depreciation	(5,785,095)	—	(5,017,449)	(3,703,707)
Net unrealized appreciation/(depreciation)	$(222,074)	$—	$25,754,958	$2,733,988

	Direxion Daily CSI 300	Direxion Daily S&P 500®	Direxion Daily Total Bond	Direxion Daily 7-10 Year
	China A Share Bear 1X Shares	Bear 1X Shares	Market Bear 1X Shares	Year Bear 1X Shares
Cost of investments	$25,912,804	$2,696,277	$653,794	$256,902
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Daily 20+ Year	Portfolio+	PortfolioPlus	PortfolioPlus
	Treasury Bear 1X Shares	Developed Markets ETF	Emerging Markets ETF	S&P 500® ETF
Cost of investments	$885,440	$25,003,656	$25,307,434	$73,396,120
Gross unrealized appreciation	—	—	—	7,169,186
Gross unrealized depreciation	—	(562,482)	(1,719,444)	—
Net unrealized appreciation/(depreciation)	$—	$(562,482)	$(1,719,444)	$7,169,186

				Direxion Daily
	PortfolioPlus	PortfolioPlus	PortfolioPlus	CSI 300 China A Share
	S&P® Mid Cap ETF	S&P® Small Cap ETF	Total Bond Market ETF	Bull 2X Shares
Cost of investments	$25,369,561	$7,394,333	$25,019,056	$56,412,609
Gross unrealized appreciation	1,388,797	815,336	—	—
Gross unrealized depreciation	—	—	(93,019)	(489,159)
Net unrealized appreciation/(depreciation)	$1,388,797	$815,336	$(93,019)	$(489,159)

	Direxion Daily CSI China	Direxion Daily High	Direxion Daily MSCI European	Direxion Daily S&P 500®
	Internet Index Bull 2X Shares	Yield Bear 2X Shares	Financials Bull 2X Shares	Bull 2X Shares
Cost of investments	$53,272,045	$1,589,718	$8,739,928	$6,482,308
Gross unrealized appreciation	—	—	—	707,798
Gross unrealized depreciation	(197,237)	—	(380,180)	—
Net unrealized appreciation/(depreciation)	$(197,237)	$—	$(380,180)	$707,798

	Direxion Daily Silver Miners	Direxion Daily Small Cap	Direxion Daily Mid Cap	Direxion Daily Mid Cap
	Index Bull 2X Shares	Bull 2X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$3,395,851	$3,308,993	$56,953,764	$3,477,964
Gross unrealized appreciation	—	472,908	2,072,471	—
Gross unrealized depreciation	(193,191)	—	—	—
Net unrealized appreciation/(depreciation)	$(193,191)	$472,908	$2,072,471	$—

	Direxion Daily S&P 500®	Direxion Daily S&P 500®	Direxion Daily Small Cap	Direxion Daily Small Cap
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$777,554,669	$162,573,368	$696,896,600	$259,166,798
Gross unrealized appreciation	32,055,997	—	12,336,162	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$32,055,997	$—	$12,336,162	$—

	Direxion Daily EURO	Direxion Daily FTSE	Direxion Daily FTSE	Direxion Daily FTSE
	STOXX 50® Bull 3X Shares	China Bull 3X Shares	China Bear 3X Shares	Europe Bull 3X Shares
Cost of investments	$3,176,350	$316,483,800	$38,399,112	$44,632,542
Gross unrealized appreciation	2,867	—	—	—
Gross unrealized depreciation	—	(14,208,265)	—	(1,341,631)
Net unrealized appreciation/(depreciation)	$2,867	$(14,208,265)	$—	$(1,341,631)

			Direxion Daily	Direxion Daily
	Direxion Daily Latin	Direxion Daily MSCI	MSCI Developed Markets	MSCI Developed Markets
	America Bull 3X Shares	Brazil Bull 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$16,709,365	$246,529,539	$21,301,173	$4,880,329
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	(413,319)	(3,714,756)	(635,402)	—
Net unrealized appreciation/(depreciation)	$(413,319)	$(3,714,756)	$(635,402)	$—

	Direxion Daily MSCI	Direxion Daily MSCI
	Emerging Markets	Emerging Markets	Direxion Daily MSCI	Direxion Daily MSCI
	Bull 3X Shares	Bear 3X Shares	India Bull 3X Shares	Japan Bull 3X Shares
Cost of investments	$284,066,653	$50,854,923	$71,775,879	$17,792,999
Gross unrealized appreciation	—	—	1,181,170	—
Gross unrealized depreciation	(6,931,849)	—	—	(620,828)
Net unrealized appreciation/(depreciation)	$(6,931,849)	$—	$1,181,170	$(620,828)

	Direxion Daily MSCI	Direxion Daily MSCI South	Direxion Daily Russia	Direxion Daily Russia
	Mexico Bull 3X Shares	Korea Bull 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$5,366,900	$22,889,616	$137,140,777	$16,468,666
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	(90,684)	(1,508,158)	(669,348)	—
Net unrealized appreciation/(depreciation)	$(90,684)	$(1,508,158)	$(669,348)	$—

	Direxion Daily Aerospace	Direxion Daily Energy	Direxion Daily Energy	Direxion Daily Financial
	& Defense Bull 3X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$55,287,691	$336,039,368	$28,527,460	$1,764,491,119
Gross unrealized appreciation	2,521,703	5,759,313	—	58,510,232
Gross unrealized depreciation	(1,693,871)	—	—	(16,508,206)
Net unrealized appreciation/(depreciation)	$827,832	$5,759,313	$—	$42,002,026

	Direxion Daily Financial	Direxion Daily Gold Miners	Direxion Daily Gold Miners	Direxion Daily Healthcare
	Bear 3X Shares	Index Bull 3X Shares	Index Bear 3X Shares	Bull 3X Shares
Cost of investments	$77,267,616	$1,464,735,071	$90,441,342	$127,902,377
Gross unrealized appreciation	—	—	—	4,692,164
Gross unrealized depreciation	—	(37,828,118)	—	—
Net unrealized appreciation/(depreciation)	$—	$(37,828,118)	$—	$4,692,164

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Homebuilders & Supplies	Industrials	Junior Gold Miners	Junior Gold Miners
	Bull 3X Shares	Bull 3X Shares	Index Bull 3X Shares	Index Bear 3X Shares
Cost of investments	$46,271,680	$5,516,266	$728,191,154	$39,244,656
Gross unrealized appreciation	922,476	327,444	—	—
Gross unrealized depreciation	(3,774,220)	—	(10,193,023)	—
Net unrealized appreciation/(depreciation)	$(2,851,744)	$327,444	$(10,193,023)	$—

	Direxion Daily MSCI Real	Direxion Daily MSCI Real	Direxion Daily Natural Gas	Direxion Daily Natural Gas
	Estate Bull 3X Shares	Estate Bear 3X Shares	Related Bull 3X Shares	Related Bear 3X Shares
Cost of investments	$40,984,483	$12,750,777	$21,470,954	$4,810,762
Gross unrealized appreciation	2,841,338	—	28,662	—
Gross unrealized depreciation	(25,561)	—	(806,142)	—
Net unrealized appreciation/(depreciation)	$2,815,777	$—	$(777,480)	$—

	Direxion Daily Pharmaceutical	Direxion Daily Regional	Direxion Daily Regional	Direxion Daily Retail
	&Medical Bull 3X Shares	Banks Bull 3X Shares	Banks Bear 3X Shares	Bull 3X Shares
Cost of investments	$4,106,188	$44,166,342	$1,490,779	$20,691,591
Gross unrealized appreciation	315,255	1,340,946	—	1,296,091
Gross unrealized depreciation	(114,367)	(1,000,070)	—	(584,538)
Net unrealized appreciation/(depreciation)	$200,888	$340,876	$—	$711,553

	Direxion Daily Robotics,	Direxion Daily	Direxion Daily	Direxion Daily S&P Oil
	Artificial Intelligence &	S&P Biotech	S&P Biotech	& Gas Exp. & Prod.
	Automation Index Bull 3X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$5,672,527	$382,316,308	$29,711,340	$122,726,229
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	(134,501)	(2,018,395)	—	(1,130,292)
Net unrealized appreciation/(depreciation)	$(134,501)	$(2,018,395)	$—	$(1,130,292)

	Direxion Daily S&P Oil	Direxion Daily	Direxion Daily	Direxion Daily
	& Gas Exp. & Prod.	Semiconductor	Semiconductor	Technology
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$44,000,677	$608,541,166	$39,645,552	$501,658,021
Gross unrealized appreciation	—	12,788,680	—	55,298,517
Gross unrealized depreciation	—	(18,538,400)	—	—
Net unrealized appreciation/(depreciation)	$—	$(5,749,720)	$—	$55,298,517

	Direxion Daily Technology	Direxion Daily Transportation	Direxion Daily Utilities	Direxion Daily 7-10 Year
	Bear 3X Shares	Bull 3X Shares	Bull 3X Shares	Treasury Bull 3X Shares
Cost of investments	$21,709,139	$8,764,053	$5,873,368	$5,124,921
Gross unrealized appreciation	—	242,969	139,606	—
Gross unrealized depreciation	—	(151,403)	—	(56,247)
Net unrealized appreciation/(depreciation)	$—	$91,566	$139,606	$(56,247)

	Direxion Daily 7-10 Year	Direxion Daily 20+ Year	Direxion Daily 20+ Year	Direxion Daily Emerging
	Treasury Bear 3X Shares	Treasury Bull 3X Shares	Treasury Bear 3X Shares	Markets Bond Bull 3X Shares
Cost of investments	$12,577,554	$84,371,961	$212,588,897	$1,083,603
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	(2,636,506)	—	(44,871)
Net unrealized appreciation/(depreciation)	$—	$(2,636,506)	$—	$(44,871)

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report. The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares commenced operations on April 19, 2018. Effective June 28, 2018, the Portfolio+ Developed Markets ETF, Portfolio+ Emerging Markets ETF, Portfolio+ S&P 500® ETF, Portfolio+ S&P® Mid Cap ETF, Portfolio+ S&P® Small Cap ETF and Portfolio+ Total Bond Market ETF names changed to PortfolioPlus Developed Markets ETF, PortfolioPlus Emerging Markets ETF, PortfolioPlus S&P 500® ETF, PortfolioPlus S&P Mid Cap ETF, PortfolioPlus S&P® Small Cap ETF and PortfolioPlus Total Bond Market ETF, respectively.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest  rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2018:

	Direxion All Cap Insider Sentiment Shares				Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$236,300,755	$—	$—	$236,300,755	$—	$—	$—	$—
Short Term Investments	867,874	—	—	867,874	—	—	—	—
Other Financial Instruments*	—	—	—	—	1,168,493	—	—	1,168,493
Cash Equivalents	520,569	—	—	520,569	48,969,111	—	—	48,969,111

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion Zacks MLP High Income Index Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$195,224,481	$—	$—	$195,224,481	$—	$—	$—	$—
Master Limited Partnerships	—	—	—	—	56,238,347	—	—	56,238,347
Short Term Investments	3,430,105	—	—	3,430,105	10,129,995	—	—	10,129,995
Other Financial Instruments*	—	—	—	—	—	—	—	—
Cash Equivalents	290,702	—	—	290,702	340,904	—	—	340,904

	Direxion Daily CSI 300 China A Share Bear 1X Shares				Direxion Daily S&P 500® Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$25,912,804	$—	$—	$25,912,804	$2,696,277	$—	$—	$2,696,277
Other Financial Instruments*	—	2,880,426	—	2,880,426	—	(647,939)	—	(647,939)
Cash Equivalents	90,646,695	—	—	90,646,695	9,422,212	—	—	9,422,212

	Direxion Daily Total Bond Market Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$653,794	$—	$—	$653,794	$256,902	$—	$—	$256,902
Other Financial Instruments*	—	(2,923)	—	(2,923)	—	31,252	—	31,252
Cash Equivalents	2,543,402	—	—	2,543,402	1,150,375	—	—	1,150,375

	Direxion Daily 20+ Year Treasury Bear 1X Shares				PortfolioPlus Developed Markets ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$24,441,160	$—	$—	$24,441,160
Short Term Investments	885,440	—	—	885,440	14	—	—	14
Other Financial Instruments*	—	(24,632)	—	(24,632)	—	(79,556)	—	(79,556)
Cash Equivalents	5,381,994	—	—	5,381,994	222,371	—	—	222,371

	PortfolioPlus Emerging Markets ETF				PortfolioPlus S&P 500® ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$21,299,990	$—	$—	$21,299,990	$80,519,507	$—	$—	$80,519,507
Short Term Investments	2,288,000	—	—	2,288,000	45,799	—	—	45,799
Other Financial Instruments*	—	(169,569)	—	(169,569)	—	993,596	—	993,596
Cash Equivalents	219,257	—	—	219,257	115,368	—	—	115,368

	PortfolioPlus S&P® Mid Cap ETF				PortfolioPlus S&P® Small Cap ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$26,758,358	$—	$—	$26,758,358	$8,192,093	$—	$—	$8,192,093
Short Term Investments	—	—	—	—	17,576	—	—	17,576
Other Financial Instruments*	—	291,473	—	291,473	—	30,999	—	30,999
Cash Equivalents	164,050	—	—	164,050	185,751	—	—	185,751

	PortfolioPlus Total Bond Market ETF				Direxion Daily CSI 300 China A Share Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$24,924,100	$—	$—	$24,924,100	$8,120,395	$—	$—	$8,120,395
Short Term Investments	1,937	—	—	1,937	47,803,055	—	—	47,803,055
Other Financial Instruments*	—	(12,007)	—	(12,007)	—	(13,351,104)	—	(13,351,104)
Cash Equivalents	34,454	—	—	34,454	28,621,844	—	—	28,621,844

	Direxion Daily CSI China Internet Index Bull 2X Shares				Direxion Daily High Yield Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$1,208,671	$—	$—	$1,208,671	$—	$—	$—	$—
Short Term Investments	51,866,137	—	—	51,866,137	1,589,718	—	—	1,589,718
Other Financial Instruments*	—	(734,015)	—	(734,015)	—	(130,507)	—	(130,507)
Cash Equivalents	44,181,570	—	—	44,181,570	2,281,276	—	—	2,281,276

	Direxion Daily MSCI European Financials Bull 2X Shares				Direxion Daily S&P 500® Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$6,237,618	$—	$—	$6,237,618	$7,094,748	$—	$—	$7,094,748
Short Term Investments	2,122,130	—	—	2,122,130	95,358	—	—	95,358
Other Financial Instruments*	—	261,190	—	261,190	—	373,256	—	373,256
Cash Equivalents	113,946	—	—	113,946	6,651	—	—	6,651

	Direxion Daily Silver Miners Index Bull 2X Shares				Direxion Daily Small Cap Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$1,273,889	$—	$—	$1,273,889	$3,769,396	$—	$—	$3,769,396
Short Term Investments	1,928,771	—	—	1,928,771	12,505	—	—	12,505
Other Financial Instruments*	—	(414,042)	—	(414,042)	—	329,926	—	329,926
Cash Equivalents	1,628,621	—	—	1,628,621	76,345	—	—	76,345

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$39,266,986	$—	$—	$39,266,986	$—	$—	$—	$—
Short Term Investments	19,759,249	—	—	19,759,249	3,477,964	—	—	3,477,964
Other Financial Instruments*	—	6,684,244	—	6,684,244	—	(261,878)	—	(261,878)
Cash Equivalents	10,659,095	—	—	10,659,095	1,986,129	—	—	1,986,129

	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$680,082,193	$—	$—	$680,082,193	$—	$—	$—	$—
Short Term Investments	129,528,473	—	—	129,528,473	162,573,368	—	—	162,573,368
Other Financial Instruments*	—	78,093,821	—	78,093,821	—	(33,246,293)	—	(33,246,293)
Cash Equivalents	101,872,222	—	—	101,872,222	164,829,499	—	—	164,829,499

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$477,072,474	$—	$—	$477,072,474	$—	$—	$—	$—
Short Term Investments	232,160,288	—	—	232,160,288	259,166,798	—	—	259,166,798
Other Financial Instruments*	—	120,109,257	—	120,109,257	—	(75,537,527)	—	(75,537,527)
Cash Equivalents	53,615,684	—	—	53,615,684	139,692,462	—	—	139,692,462

	Direxion Daily EURO STOXX 50® Bull 3X Shares				Direxion Daily FTSE China Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$3,070,680	$—	$—	$3,070,680	$211,239,970	$—	$—	$211,239,970
Short Term Investments	108,537	—	—	108,537	91,035,565	—	—	91,035,565
Other Financial Instruments*	—	217,955	—	217,955	—	(28,267,737)	—	(28,267,737)
Cash Equivalents	219,836	—	—	219,836	34,128,453	—	—	34,128,453

	Direxion Daily FTSE China Bear 3X Shares				Direxion Daily FTSE Europe Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$29,940,920	$—	$—	$29,940,920
Short Term Investments	38,399,112	—	—	38,399,112	13,349,991	—	—	13,349,991
Other Financial Instruments*	—	(5,671,726)	—	(5,671,726)	—	2,371,969	—	2,371,969
Cash Equivalents	30,670,184	—	—	30,670,184	17,236,962	—	—	17,236,962

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily MSCI Brazil Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$10,062,328	$—	$—	$10,062,328	$143,613,995	$—	$—	$143,613,995
Short Term Investments	6,233,718	—	—	6,233,718	99,200,788	—	—	99,200,788
Other Financial Instruments*	—	(198,763)	—	(198,763)	—	51,106,961	—	51,106,961
Cash Equivalents	2,860,727	—	—	2,860,727	70,957,764	—	—	70,957,764

	Direxion Daily MSCI Developed Markets Bull 3X Shares				Direxion Daily MSCI Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$15,337,028	$—	$—	$15,337,028	$—	$—	$—	$—
Short Term Investments	5,328,743	—	—	5,328,743	4,880,329	—	—	4,880,329
Other Financial Instruments*	—	710,467	—	710,467	—	(428,864)	—	(428,864)
Cash Equivalents	6,141,263	—	—	6,141,263	3,135,899	—	—	3,135,899

	Direxion Daily MSCI Emerging Markets Bull 3X Shares				Direxion Daily MSCI Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$195,330,848	$—	$—	$195,330,848	$—	$—	$—	$—
Short Term Investments	81,803,956	—	—	81,803,956	50,854,923	—	—	50,854,923
Other Financial Instruments*	—	(14,421,651)	—	(14,421,651)	—	(3,978,393)	—	(3,978,393)
Cash Equivalents	5,054,059	—	—	5,054,059	35,312,429	—	—	35,312,429

	Direxion Daily MSCI India Bull 3X Shares				Direxion Daily MSCI Japan Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$51,259,029	$—	$—	$51,259,029	$15,618,087	$—	$—	$15,618,087
Short Term Investments	21,698,020	—	—	21,698,020	1,554,084	—	—	1,554,084
Other Financial Instruments*	—	14,345,212	—	14,345,212	—	(254,021)	—	(254,021)
Cash Equivalents	36,849,188	—	—	36,849,188	3,948,061	—	—	3,948,061

	Direxion Daily MSCI Mexico Bull 3X Shares				Direxion Daily MSCI South Korea Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$2,524,565	$—	$—	$2,524,565	$15,647,164	$—	$—	$15,647,164
Short Term Investments	2,751,651	—	—	2,751,651	5,734,294	—	—	5,734,294
Other Financial Instruments*	—	196,273	—	196,273	—	(2,192,625)	—	(2,192,625)
Cash Equivalents	302,250	—	—	302,250	2,428,320	—	—	2,428,320

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$76,718,618	$—	$—	$76,718,618	$—	$—	$—	$—
Short Term Investments	59,752,811	—	—	59,752,811	16,468,666	—	—	16,468,666
Other Financial Instruments*	—	10,475,151	—	10,475,151	—	(2,947,826)	—	(2,947,826)
Cash Equivalents	23,020,719	—	—	23,020,719	5,195,932	—	—	5,195,932

	Direxion Daily Aerospace & Defense Bull 3X Shares				Direxion Daily Energy Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$46,128,589	$—	$—	$46,128,589	$—	$—	$—	$—
Investment Companies	—	—	—	—	281,092,220	—	—	281,092,220
Short Term Investments	9,986,934	—	—	9,986,934	60,706,461	—	—	60,706,461
Other Financial Instruments*	—	11,333,951	—	11,333,951	—	84,174,338	—	84,174,338
Cash Equivalents	15,464,114	—	—	15,464,114	77,388,149	—	—	77,388,149

	Direxion Daily Energy Bear 3X Shares				Direxion Daily Financial Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$1,352,787,419	$—	$—	$1,352,787,419
Short Term Investments	28,527,460	—	—	28,527,460	453,705,726	—	—	453,705,726
Other Financial Instruments*	—	(3,147,580)	—	(3,147,580)	—	119,025,084	—	119,025,084
Cash Equivalents	15,937,535	—	—	15,937,535	112,205,739	—	—	112,205,739

	Direxion Daily Financial Bear 3X Shares				Direxion Daily Gold Miners Index Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$734,011,444	$—	$—	$734,011,444
Short Term Investments	77,267,616	—	—	77,267,616	692,895,509	—	—	692,895,509
Other Financial Instruments*	—	(11,071,886)	—	(11,071,886)	—	(191,820,962)	—	(191,820,962)
Cash Equivalents	82,132,326	—	—	82,132,326	193,344,770	—	—	193,344,770

	Direxion Daily Gold Miners Index Bear 3X Shares				Direxion Daily Healthcare Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$98,341,373	$—	$—	$98,341,373
Short Term Investments	90,441,342	—	—	90,441,342	34,253,168	—	—	34,253,168
Other Financial Instruments*	—	23,530,952	—	23,530,952	—	12,718,832	—	12,718,832
Cash Equivalents	55,483,058	—	—	55,483,058	14,763,186	—	—	14,763,186

	Direxion Daily Homebuilders & Supplies Bull 3X Shares				Direxion Daily Industrials Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$27,803,819	$—	$—	$27,803,819	$—	$—	$—	$—
Investment Companies	—	—	—	—	4,176,217	—	—	4,176,217
Short Term Investments	15,616,117	—	—	15,616,117	1,667,493	—	—	1,667,493
Other Financial Instruments*	—	(2,742,789)	—	(2,742,789)	—	754,221	—	754,221
Cash Equivalents	5,113,109	—	—	5,113,109	1,106,540	—	—	1,106,540

	Direxion Daily Junior Gold Miners Index Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$296,490,488	$—	$—	$296,490,488	$—	$—	$—	$—
Short Term Investments	421,507,643	—	—	421,507,643	39,244,656	—	—	39,244,656
Other Financial Instruments*	—	(71,588,564)	—	(71,588,564)	—	6,437,073	—	6,437,073
Cash Equivalents	228,333,514	—	—	228,333,514	26,095,062	—	—	26,095,062

	Direxion Daily MSCI Real Estate Bull 3X Shares				Direxion Daily MSCI Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$33,087,261	$—	$—	$33,087,261	$—	$—	$—	$—
Short Term Investments	10,712,999	—	—	10,712,999	12,750,777	—	—	12,750,777
Other Financial Instruments*	—	8,657,838	—	8,657,838	—	(3,006,935)	—	(3,006,935)
Cash Equivalents	4,724,936	—	—	4,724,936	6,473,704	—	—	6,473,704

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$3,310,565	$—	$—	$3,310,565	$—	$—	$—	$—
Master Limited Partnerships	425,471	—	—	425,471	—	—	—	—
Short Term Investments	16,957,438	—	—	16,957,438	4,810,762	—	—	4,810,762
Other Financial Instruments*	—	7,457,252	—	7,457,252	—	(238,852)	—	(238,852)
Cash Equivalents	11,115,262	—	—	11,115,262	2,124,268	—	—	2,124,268

	Direxion Daily Pharmaceutical & Medical Bull 3X Shares				Direxion Daily Regional Banks Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$3,136,086	$—	$—	$3,136,086	$37,683,824	$—	$—	$37,683,824
Short Term Investments	1,170,990	—	—	1,170,990	6,823,394	—	—	6,823,394
Other Financial Instruments*	—	96,347	—	96,347	—	85,605	—	85,605
Cash Equivalents	565,098	—	—	565,098	5,954,626	—	—	5,954,626

	Direxion Daily Regional Banks Bear 3X Shares				Direxion Daily Retail Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$16,853,647	$—	$—	$16,853,647
Short Term Investments	1,490,779	—	—	1,490,779	4,549,497	—	—	4,549,497
Other Financial Instruments*	—	(19,158)	—	(19,158)	—	3,288,263	—	3,288,263
Cash Equivalents	896,031	—	—	896,031	5,502,842	—	—	5,502,842

	Direxion Robotics, Artificial Intelligence & Automation Index Bull 3X Shares				Direxion Daily S&P Biotech Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$4,254,093	$—	$—	$4,254,093	$136,241,450	$—	$—	$136,241,450
Short Term Investments	1,283,933	—	—	1,283,933	244,056,463	—	—	244,056,463
Other Financial Instruments*	—	(288,559)	—	(288,559)	—	84,696,180	—	84,696,180
Cash Equivalents	235,076	—	—	235,076	99,782,274	—	—	99,782,274

	Direxion Daily S&P Biotech Bear 3X Shares				Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$67,164,545	$—	$—	$67,164,545
Short Term Investments	29,711,340	—	—	29,711,340	54,431,392	—	—	54,431,392
Other Financial Instruments*	—	(581,719)	—	(581,719)	—	40,537,003	—	40,537,003
Cash Equivalents	52,521,263	—	—	52,521,263	18,428,654	—	—	18,428,654

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares				Direxion Daily Semiconductor Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$497,262,134	$—	$—	$497,262,134
Short Term Investments	44,000,677	—	—	44,000,677	105,529,312	—	—	105,529,312
Other Financial Instruments*	—	(6,117,551)	—	(6,117,551)	—	77,094,094	—	77,094,094
Cash Equivalents	38,349,666	—	—	38,349,666	129,610,883	—	—	129,610,883

	Direxion Daily Semiconductor Bear 3X Shares				Direxion Daily Technology Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$429,152,806	$—	$—	$429,152,806
Short Term Investments	39,645,552	—	—	39,645,552	127,803,732	—	—	127,803,732
Other Financial Instruments*	—	(3,148,466)	—	(3,148,466)	—	90,578,691	—	90,578,691
Cash Equivalents	25,763,329	—	—	25,763,329	122,897,828	—	—	122,897,828

	Direxion Daily Technology Bear 3X Shares				Direxion Daily Transportation Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$7,315,242	$—	$—	$7,315,242
Short Term Investments	21,709,139	—	—	21,709,139	1,540,377	—	—	1,540,377
Other Financial Instruments*	—	(1,514,166)	—	(1,514,166)	—	936,722	—	936,722
Cash Equivalents	15,931,673	—	—	15,931,673	2,470,503	—	—	2,470,503

	Direxion Daily Utilities Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$5,082,093	$—	$—	$5,082,093	$2,340,940	$—	$—	$2,340,940
Short Term Investments	930,881	—	—	930,881	2,727,734	—	—	2,727,734
Other Financial Instruments*	—	717,040	—	717,040	—	(389,700)	—	(389,700)
Cash Equivalents	1,946,597	—	—	1,946,597	1,506,479	—	—	1,506,479

	Direxion Daily 7-10 Year Treasury Bear 3X Shares				Direxion Daily 20+ Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$52,721,865	$—	$—	$52,721,865
Short Term Investments	12,577,554	—	—	12,577,554	29,013,590	—	—	29,013,590
Other Financial Instruments*	—	1,126,578	—	1,126,578	—	413	—	413
Cash Equivalents	9,601,210	—	—	9,601,210	11,893,491	—	—	11,893,491

	Direxion Daily 20+ Year Treasury Bear 3X Shares				Direxion Daily Emerging Markets Bond Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$763,420	$—	$—	$763,420
Short Term Investments	212,588,897	—	—	212,588,897	275,312	—	—	275,312
Other Financial Instruments*	—	33,916,159	—	33,916,159	—	(14,205)	—	(14,205)
Cash Equivalents	166,488,839	—	—	166,488,839	69,169	—	—	69,169

For further detail on each asset class, see the Schedules of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick,
Principal Executive Officer

Date	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick,
Principal Executive Officer

Date	September 28, 2018

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick,
Principal Financial Officer, Treasurer

Date	September 28, 2018